As filed with the Securities and Exchange Commission on September 20, 2024

Securities Act Registration No. 333-171987

Investment Company Act Registration No. 811-22524

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 173	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 174	☒

PRECIDIAN ETFs TRUST

Karen Shupe
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
(804) 267-7400

(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copy to:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	__________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Precidian ETFs Trust

Prospectus

September 20, 2024

Precidian ETFs Trust (“Trust”) is a registered investment company consisting of separate investment portfolios called “Series.” This Prospectus relates solely to the following Series:

Name	Ticker Symbol
Anheuser-Busch InBev SA/NV ADRhedged™	BUDH
AstraZeneca PLC ADRhedged™	AZNH
Banco Santander S.A. ADRhedged™	SANH
BP p.l.c. ADRhedged™	BPH
British American Tobacco p.l.c. ADRhedged™	BTIH
Diageo plc ADRhedged™	DEOH
GSK plc ADRhedged™	GSKH
HSBC Holdings plc ADRhedged™	HSBH
Mitsubishi UFJ Financial Group, Inc. ADRhedged™	MUFH
Novartis AG ADRhedged™	NVSH
Novo Nordisk A/S (B Shares) ADRhedged™	NVOH
Shell plc ADRhedged™	SHEH
Sanofi ADRhedged™	SNYH
SAP SE ADRhedged™	SAPH
TotalEnergies SE ADRhedged™	TTEH
Toyota Motor Corporation ADRhedged™	TMH
Vodafone Group Plc ADRhedged™	VODH

Each Series is an exchange-traded fund. This means that Shares of the Series are listed on Cboe BZX Exchange, Inc. (the “Exchange”) and trade at market prices. The market price for a Series Shares may be different from its net asset value per share (“NAV”).

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured	May Lose Value	No Bank Guarantee

TABLE OF CONTENTS

ANHEUSER-BUSCH INBEV SA/NV ADRhedged™

Investment Objective

The Anheuser-Busch InBev SA/NV ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Anheuser-Busch InBev SA/NV in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Anheuser-Busch InBev SA/NV (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Anheuser-Busch InBev SA/NV

Anheuser-Busch InBev SA/NV is a multinational drink and brewing company based in Leuven, Belgium.

Anheuser-Busch InBev SA/NV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Anheuser-Busch InBev SA/NV pursuant to the Exchange Act can be located by reference to the SEC file number 001-37911 through the SEC’s website at www.sec.gov. In addition, information regarding Anheuser-Busch InBev SA/NV may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Belgium. The risks of investing in the securities of a Belgium company include risks of lack of natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Belgian economy.

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Brussels Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the beverages industry or Belgium. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Beverages Industry Risk. The Series is subject to the risks faced by companies in the beverage industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The beverage industry may also be affected by risks that affect the broader consumer staples industry.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 25,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTRAZENECA PLC ADRhedged™

Investment Objective

The AstraZeneca PLC ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of AstraZeneca PLC in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of AstraZeneca PLC (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

AstraZeneca PLC

AstraZeneca PLC is a British-Swedish multinational pharmaceutical and biotechnology company with its headquarters at the Cambridge Biomedical Campus in Cambridge, England.

AstraZeneca PLC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AstraZeneca PLC pursuant to the Exchange Act can be located by reference to the SEC file number 001-11960 through the SEC’s website at www.sec.gov. In addition, information regarding AstraZeneca PLC may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Investing in the EU Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Pharmaceutical Industry Risk. The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 25,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BANCO SANTANDER S.A. ADRhedged™

Investment Objective

The Banco Santander S.A. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Banco Santander S.A. in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Banco Santander S.A. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Banco Santander S.A.

Banco Santander S.A. is a multinational financial services company based in Madrid and Santander in Spain. Banco Santander S.A. attracts deposits and offers retail, commercial and private banking, and asset management services. The Bank offers consumer credit, mortgage loans, lease financing, factoring, mutual funds, pension funds, insurance, commercial credit, investment banking services, structured finance, and advice on mergers and acquisitions.

Banco Santander S.A. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Banco Santander S.A. pursuant to the Exchange Act can be located by reference to the SEC file number 001-12518 through the SEC’s website at www.sec.gov. In addition, information regarding Banco Santander S.A. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources. The ordinary shares underlying the ADRs are traded on the BME Spanish Exchange (Continuous Market).

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Spain. The risks of investing in the securities of a Spanish company include legal, regulatory, political, currency, security, and economic risk specific to Spain. Among other things, Spain’s economy has been characterized by slow growth over the past few years due to factors such as low housing sales and construction declines, and the international credit crisis.

Investing in the European Union (“EU”) Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Spain. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Spanish stock exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the banking industry or Spain. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Banking Industry Risk. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. These risks can be exacerbated if a particular region in which a bank operates experiences economic decline. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 25,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BP P.L.C. ADRhedged™

Investment Objective

The BP p.l.c. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of BP p.l.c. in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of BP p.l.c. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

BP p.l.c.

BP p.l.c. is a British multinational oil and gas company headquartered in London, England. BP p.l.c.’s upstream operations include exploration, development and production of oil and natural gas, field development and production; and midstream operations include transportation, and marketing and trading of natural gas, including liquefied natural gas (LNG), and natural gas liquids (NGLs). BP p.l.c.’s downstream operations include marketing, transportation, refining, manufacturing, supply and trading of crude oil, petroleum, petrochemical products and provision of related services to wholesale and retail customers. BP p.l.c. provides fuel, energy, lubricants and petrochemicals to customers.

BP p.l.c. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by BP p.l.c. pursuant to the Exchange Act can be located by reference to the SEC file number 001-06262 through the SEC’s website at www.sec.gov. In addition, information regarding BP p.l.c. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Investing in the EU Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU, such as the UK which has announced its intention to exit, would place its currency and banking system in jeopardy. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company; the oil, gas, and consumable fuels industry; or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Oil, Gas, and Consumable Fuels Industry Risk. The oil, gas, and consumable fuels industry is affected by worldwide energy prices and exploration and production costs. Companies in the oil, gas, and consumable fuels industry may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares “Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 25,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BRITISH AMERICAN TOBACCO P.L.C. ADRhedged™

Investment Objective

The British American Tobacco p.l.c. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of British American Tobacco p.l.c. in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the British American Tobacco p.l.c. (the “Company”).  The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the English pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

British American Tobacco p.l.c.

British American Tobacco p.l.c.  is a British multinational company that manufactures and sells cigarettes, tobacco and other nicotine products.

British American Tobacco p.l.c. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by British American Tobacco p.l.c. pursuant to the Exchange Act can be located by reference to the SEC file number 001-38159 through the SEC’s website at www.sec.gov. In addition, information regarding British American Tobacco p.l.c. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU , such as the UK which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the tobacco industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Tobacco Industry Risk. The Series is subject to the risks faced by companies in the tobacco industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The tobacco industry may also be affected by additional risks, including: smoking and health litigation; governmental and private bans and restrictions on smoking; and actual and proposed price controls on tobacco products. The tobacco industry may also be affected by risks that affect the broader consumer staples industry.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 25,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIAGEO PLC ADRhedged™

Investment Objective

The Diageo plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Diageo plc in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Diageo plc (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Diageo plc

Diageo plc British multinational alcoholic beverage company, with its headquarters in London, England. Diageo plc produces, and markets alcoholic beverages including vodkas, whiskeys, tequilas, gins, and beer.

Diageo plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Diageo plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-10691 through the SEC’s website at www.sec.gov. In addition, information regarding Diageo plc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the beverages industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Beverages Industry Risk. The Series is subject to the risks faced by companies in the beverage industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The beverage industry may also be affected by risks that affect the broader consumer staples industry.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 25,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GSK PLC ADRhedged™

Investment Objective

The GSK plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of GSK plc in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of GSK plc (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

GSK plc

GSK plc British multinational pharmaceutical and biotechnology company with global headquarters in London. GSK PLC operates as a research-based pharmaceutical company. GlaxoSmithKline plc develops, manufactures, and markets vaccines, prescription, and over-the-counter medicines, as well as health-related consumer products.

GSK plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by GSKe plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-15170 through the SEC’s website at www.sec.gov. In addition, information regarding GSK plc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU , such as the UK which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares ("Shareholder").  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 25,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

HSBC HOLDINGS PLC ADRhedged™

Investment Objective

The HSBC Holdings plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of HSBC Holdings plc in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of HSBC Holdings plc (the “Company”).  The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the English pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

HSBC Holdings plc

HSBC Holdings plc is a British universal bank and financial services group headquartered in London, England. HSBC Holdings plc provides a variety of international banking and financial services, including retail and corporate banking, trade, trusteeship, securities, custody, capital markets, treasury, private and investment banking, and insurance.

HSBC Holdings plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by HSBC Holdings plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-14930 through the SEC’s website at www.sec.gov. In addition, information regarding HSBC Holdings plc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the banking industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Banking Industry Risk. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. These risks can be exacerbated if a particular region in which a bank operates experiences economic decline. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 25,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MITSUBISHI UFJ FINANCIAL GROUP, INC. ADRhedged™

Investment Objective

The Mitsubishi UFJ Financial Group, Inc. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Mitsubishi UFJ Financial Group, Inc. in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Mitsubishi UFJ Financial Group, Inc. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Mitsubishi UFJ Financial Group, Inc.

Mitsubishi UFJ Financial Group, Inc. is a Japanese bank holding and financial services company headquartered in Chiyoda, Tokyo, Japan. Mitsubishi UFJ Financial Group, Inc. provides a variety of financial and investment services including commercial banking, trust banking, international finance, and assets management services.

Mitsubishi UFJ Financial Group, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Mitsubishi UFJ Financial Group, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 000-54189 through the SEC’s website at www.sec.gov. In addition, information regarding Mitsubishi UFJ Financial Group, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the banking industry or Japan. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Banking Industry Risk. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. These risks can be exacerbated if a particular region in which a bank operates experiences economic decline. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 25,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVARTIS AG ADRhedged™

Summary Prospectus

Investment Objective

The Novartis AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Novartis AG in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Novartis AG (the “Company”).  The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Swiss Franc (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Novartis AG

Novartis AG is a Swiss multinational pharmaceutical corporation based in Basel, Switzerland. Novartis AG manufactures pharmaceutical and consumer healthcare products.

Novartis AG is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Novartis AG pursuant to the Exchange Act can be located by reference to the SEC file number 001-15024 through the SEC’s website at www.sec.gov. In addition, information regarding Novartis AG may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Switzerland. The Series is subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the European Union (“EU”), the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the Series invests.

Foreign Market Risk. Because non-U.S. exchanges such as the SIX Swiss Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or Switzerland. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 25,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVO NORDISK A/S (B SHARES) ADRhedged™

Investment Objective

The Novo Nordisk A/S (B Shares) ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Novo Nordisk A/S (B Shares) in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Novo Nordisk A/S (B Shares) (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Danish krone (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Novo Nordisk A/S

Novo Nordisk A/S a Danish multinational pharmaceutical company headquartered in Bagsværd, Denmark. Novo Nordisk A/S develops, produces, and markets pharmaceutical products. Novo Nordisk A/S focuses on diabetes care and offers insulin delivery systems and other diabetes products. Novo Nordisk A/S also works in areas such as hemostasis management, growth disorders, and hormone replacement therapy.

Novo Nordisk A/S is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Novo Nordisk A/S pursuant to the Exchange Act can be located by reference to the SEC file number 333-82318 through the SEC’s website at www.sec.gov. In addition, information regarding Novo Nordisk A/S may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Denmark. The risks of investing in the securities of a Danish company include legal, regulatory, political, currency, security, and economic risks specific to Denmark. The Danish economy, along with certain other European Union ( “EU”) economies, experienced a significant economic slowdown during the recent financial crisis. Denmark’s economy has also been characterized by slow growth and is facing demographic challenges that could lead to labor supply shortages in the near future.

Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as Nasdaq Copenhagen may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares ("Shareholder").  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 25,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SHELL PLC ADRhedged™

Investment Objective

The Shell plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Shell plc in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Shell plc (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Shell plc

Shell plc is a British multinational oil and gas company headquartered in London, England. Shell plc is involved in oil and gas exploration, production, refining, transportation, and marketing.

Shell plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Shell plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-32575 through the SEC’s website at www.sec.gov. In addition, information regarding Shell plc may be obtained from other sources including, but not Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as Euronext Amsterdam may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company; the oil, gas, and consumable fuels industry; or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Oil, Gas, and Consumable Fuels Industry Risk. The oil, gas, and consumable fuels industry is affected by worldwide energy prices and exploration and production costs. Companies in the oil, gas, and consumable fuels industry may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 25,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SANOFI ADRhedged™

Investment Objective

The Sanofi ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Sanofi in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Sanofi (the “Company”).  The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Sanofi

Sanofi is a French multinational pharmaceutical and healthcare company headquartered in Paris, France. Sanofi engages in the research, production, and distribution of pharmaceutical products. Sanofi operates through the following business segments: Pharmaceuticals, Consumer Healthcare, and Vaccines.

Sanofi is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Sanofi pursuant to the Exchange Act can be located by reference to the SEC file number 001-31368 through the SEC’s website at www.sec.gov. In addition, information regarding Sanofi may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in France. The risks of investing in the securities of a French company include legal, regulatory, political, currency, security, and economic risk specific to France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. Reduction in spending on French products and services, or changes in any of the economies may cause an adverse impact on the French economy. In addition, France may be subject to acts of terrorism. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products. Additionally, the French economy is susceptible to other risks relating to its membership in the European Union, such as the recent sovereign debt crisis.

Investing in the European Union (“EU”) Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as Euronext Paris may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or France. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 25,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SAP SE ADRhedged™

Investment Objective

The SAP SE ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of SAP SE in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of SAP SE (the “Company”).  The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

SAP SE

SAP SE is a German multinational software company based in Walldorf, Baden-Württemberg. SAP SE develops enterprise software to manage business operations and customer relations.

SAP SE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SAP SE pursuant to the Exchange Act can be located by reference to the SEC file number 001-14251 through the SEC’s website at www.sec.gov. In addition, information regarding SAP SE may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Investing in the European Union (“EU”) Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the software industry or Germany. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Software Industry Risk. The software industry faces risks related to competitive pressures, such as aggressive pricing (including fixed-rate pricing), technological developments (including product-specific technological change), changing domestic demand, and the ability to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software industry may also be affected by risks that affect the broader information technology industry.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares ("Shareholder").  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 25,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TOTALENERGIES SE ADRhedged™

Investment Objective

The TotalEnergies SE ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of TotalEnergies SE in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of TotalEnergies SE (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

TotalEnergies SE

TotalEnergies SE is a France-based oil and gas company. TotalEnergies SE operates through four segments: Exploration and Production, Gas, Renewables & Power, Refining & Chemicals and Marketing & Services. Exploration & Production encompasses the exploration and production activities.

TotalEnergies SE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by TotalEnergies SE pursuant to the Exchange Act can be located by reference to the SEC file number 001-10888 through the SEC’s website at www.sec.gov. In addition, information regarding TotalEnergies SE may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in France. The risks of investing in the securities of a French company include legal, regulatory, political, currency, security, and economic risk specific to France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. Reduction in spending on French products and services, or changes in any of the economies may cause an adverse impact on the French economy. In addition, France may be subject to acts of terrorism. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products. Additionally, the French economy is susceptible to other risks relating to its membership in the European Union, such as the recent sovereign debt crisis.

Investing in the European Union (“EU”) Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as Euronext Paris may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company; the oil, gas, and consumable fuels industry; or France. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Oil, Gas, and Consumable Fuels Industry Risk. The oil, gas, and consumable fuels industry is affected by worldwide energy prices and exploration and production costs. Companies in the oil, gas, and consumable fuels industry may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 25,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income and will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TOYOTA MOTOR CORPORATION ADRhedged™

Investment Objective

The Toyota Motor Corporation ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Toyota Motor Corporation in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Toyota Motor Corporation (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

the Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Toyota Motor Corporation

Toyota Motor Corporation is a Japanese multinational automotive manufacturer headquartered in Toyota City, Aichi, Japan. Toyota Motor Corporation manufactures, sells, leases, and repairs passenger cars, trucks, buses, and their related parts worldwide.

Toyota Motor Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Toyota Motor Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 001-14948 through the SEC’s website at www.sec.gov. In addition, information regarding Toyota Motor Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the automotive industry or Japan. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 25,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VODAFONE GROUP PLC ADRhedged™

Investment Objective

The Vodafone Group Plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Vodafone Group Plc in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Vodafone Group Plc (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Vodafone Group Plc

Vodafone Group Plc is a British multinational telecommunications company. Its registered office and global headquarters are in Newbury, Berkshire, England. Vodafone Group PLC provides mobile telecommunications services including voice and data communications.

Vodafone Group Plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Vodafone Group Plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-10086 through the SEC’s website at www.sec.gov. In addition, information regarding Vodafone Group Plc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the telecommunication services industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Telecommunication Services Industry Risk. Risks faced by companies in the telecommunications industry include a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 25,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

OVERVIEW

The Trust is registered under the Investment Company Act of 1940, as amended and currently consists of 17 ADRhedged™ investment portfolios (each, a “Series,” and together, the “Series”). Each Series is an exchange traded fund (“ETF”). ETFs are investment companies the Shares of which are listed on a stock exchange and traded like equity securities at market prices. Generally, ETFs, such as the Series, allow you to buy or sell Shares that represent the collective performance of a selected group of portfolio instruments that are designed to achieve a particular objective. Unlike other ETFs, none of the Series will be taxed as a regulated investment company for tax purposes. Instead, each Series intends to qualify as a grantor trust under the Code. Each Series seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the ADR of a non-U.S. company (each, a “Company,” and together, the “Companies”), hedged against fluctuations in the exchange rate between the U.S. dollar and the local currency of the foreign security underlying the ADR (the “Local Currency”).

Shares of the Series are listed and trade at market prices on the Exchange. The market price for a Share of a Series may be different from the Series most recent NAV per Share. Similar to shares of a mutual fund, each Share of a Series represents a partial ownership in an underlying portfolio of instruments. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all Shareholders at a price based on NAV, Shares of the Series may be purchased or redeemed directly from the Series at NAV solely by Authorized Participants. Also, unlike shares of a mutual fund, Shares of the Series are listed on a national securities exchange and trade in the Secondary Market at market prices that change throughout the day. The Trust has entered into a licensing agreement with the Manager pursuant to which the Trust may use the terms “Precidian” and “ADRhedged™” without payment of a fee to the Manager under the agreement, provided that the Manager continues to be the Series’ investment manager pursuant to an investment management agreement with the Trust.

Each Series investment objective is not fundamental and therefore each Series investment objective may be changed by the Board of Trustees (the “Board”) of the Trust without Shareholder approval upon sixty (60) days’ written notice to Shareholders, provided any such change does not give the Trustees or related parties the power to vary the investment of the Series. Unless otherwise noted, all other policies of the Series may be changed without Shareholder approval.

This Prospectus provides the information you need to make an informed decision about investing in a Series. It contains important facts about the Trust as a whole and each Series in particular.

Precidian Funds, LLC is the investment manager to the Series.

ADDITIONAL DESCRIPTION OF THE STRATEGIES OF THE SERIES

The Anheuser-Busch InBev SA/NV ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Anheuser-Busch InBev SA/NV.

The AstraZeneca PLC ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of AstraZeneca PLC.

The Banco Santander S.A. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Banco Santander S.A.

The BP p.l.c. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of BP p.l.c.

The British American Tobacco p.l.c. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of British American Tobacco p.l.c.

The Diageo plc ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Diageo plc.

The GSK plc ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of GSK plc.

The HSBC Holdings plc ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of HSBC Holdings plc.

The Mitsubishi UFJ Financial Group, Inc. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Mitsubishi UFJ Financial Group, Inc.

The Novartis AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Novartis AG.

The Novo Nordisk A/S (B Shares) ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Novo Nordisk A/S (B Shares).

The Shell plc ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Shell plc.

The Sanofi ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Sanofi.

The SAP SE ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of SAP SE.

The TotalEnergies SE ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of TotalEnergies SE

The Toyota Motor Corporation ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Toyota Motor Corporation.

The Vodafone Group Plc ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Vodafone Group Plc.

ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. The ADRs in which the Series invest in are (1) sponsored ADRs, (2) registered with the U.S. Securities and Exchange Commission on Form F-6 and (3) Level 2 or 3 ADRs, all of which are listed on a national securities exchange.

Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities.

Each Series invests in the Portfolio Securities and the Currency Hedge Contract, which is designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract is a currency swap. A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them.

The Currency Hedge Contract is with a counterparty acting as principal. The counterparty may be the nominal counterparty for the Currency Hedge Contract, but will have the ability to permit all or a portion of the obligations to the counterparty to be shared with one or more entities that meet specified financial and regulatory criteria set forth in the Currency Hedge Contract. However, each counterparty may incur profits or losses as a result on their obligations under the Currency Hedge Contract and any related investments they make to manage such risk. The notional value of a Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

On each business day at the same time (Settlement Time”), the Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the Exchange Rate from the prior Settlement Time.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of these mark to market payments, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one share of the ADR.

The Series do not seek to replicate the performance of a specified index.

Each Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Because each Series only invests in the ADRs of a Company and the Currency Hedge Contract, each Series will concentrate its investments (i.e., invest 25% or more of its total assets) in the industry or group of industries in which the Company is classified.

Each of the policies and strategies described in this Prospectus, including the investment objective of each Series, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust without Shareholder approval. Certain fundamental policies of the Series are set forth in the Series SAI under “Investment Restrictions.”

ADDITIONAL DESCRIPTION OF THE RISKS OF THE SERIES

Investors in a Series should carefully consider the risks of investing in the Series as set forth in the Series Summary Information section under “Principal Risks.” To the extent such risks apply, they are discussed hereunder in greater detail.

All Series

Market Risk. The market price of investments owned by the Series may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Foreign Market Risk. Because non-U.S. exchanges may be open on days when a Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell a Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, each Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bear additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, each Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid, however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as a Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. To the extent that a Series has only one or a few counterparties, the Series will be exposed to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. A Series is subject to liquidity risk if the Series is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series are subject to valuation risk as they may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of a Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because each Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the industry in which the Company is classified or the country in which the Company is located. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Non-Diversification Risk. Each Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk. Each Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, each Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series are subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series face numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to a Series Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy Shares of a Series in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for a Series Shares may not develop and market trading may be halted if trading in the Series underlying securities is halted.

The per share NAV of the Series is calculated at the end of each business day and fluctuates with changes in the market value of the Series holdings since the most recent calculation. The trading prices of the Series Shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of the Series Shares may deviate significantly from NAV during periods of market volatility. The Manager believes that large discounts or premiums to the NAV of a Series are not likely to be sustained over the long-term because Shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it likely that the Series Shares normally will trade on exchanges at prices close to the Series next calculated NAV, market prices are not expected to correlate exactly with the Series NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a Shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the Shareholder may sustain losses.

The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Series. The Series have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

New Series Risk. Each Series is new and as a new series, there can be no assurance that the Series will grow to or maintain an economically viable size, in which case it could ultimately liquidate. Each Series distributor does not maintain a secondary market in the Series shares. If the Series does not grow its assets to a viable level, it may be difficult for the Manager to implement the Series investment strategies and achieve the desired portfolio diversification.

Anheuser-Busch InBev SA/NV ADRhedged™, AstraZeneca PLC ADRhedged™, Banco Santander S.A. ADRhedged™, BP p.l.c. ADRhedged™, British American Tobacco p.l.c. ADRhedged™, Diageo plc ADRhedged™, GSK plc ADRhedged™, HSBC Holdings plc ADRhedged™, Shell plc ADRhedged™, Sanofi ADRhedged™, SAP SE ADRhedged™, TotalEnergies SE ADRhedged™, Vodafone Group Plc ADRhedged™, Novo Nordisk A/S (B Shares) ADRhedged™

Investing in the EU Risk. Investments in certain countries in the EU are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Separately, the European Union faces issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of a new constitutional treaty, the EU’s enlargement to the south and east, and resolution of the EU’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by tight fiscal and monetary controls that the union may seek to impose on its members.

Continuing uncertainty as to the status of the euro and the EU and the potential for certain countries to withdraw from the union has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EU could have significant adverse effects on currency and financial markets, and on the value of the Series investments. In June 2016, the UK approved a referendum to leave the European Union (known as “Brexit”). Although its long-term effects remain uncertain, Brexit’s impact on the UK and European economies and the broader global economy could be significant and result in increased volatility, illiquidity and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of the Series investments. Brexit also may spark additional member states to contemplate departing the European Union, furthering economic and political instability in the region.

Anheuser-Busch InBev SA/NV ADRhedged™

Risks of Investing in Belgium. Investment in Belgian issuers may subject the Series to legal, regulatory, political, currency, security, and economic risk specific to Belgium. Although Belgium has few natural resources and imports substantial amounts of raw materials, it has an established industrial sector, which is responsible for exporting large volume of finished goods to other European countries. Belgium relies heavily on trade with key trading partners. Most of Belgium’s trade is with fellow EU members. The Belgian economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis. Certain banks required government support, while a few other banks were nationalized in order to avoid potential insolvency. The Belgian economy is also heavily dependent on trade with other European countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels. As a result, certain EU economies have experienced significant deterioration in market confidence.

Anheuser-Busch InBev SA/NV ADRhedged™, British American Tobacco p.l.c. ADRhedged™, Diageo plc ADRhedged™

Beverage and Tobacco Industry Risk. The Series is subject to the risks faced by companies in the beverage and tobacco industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The tobacco industry may also be affected by additional risks, including: smoking and health litigation; governmental and private bans and restrictions on smoking; and actual and proposed price controls on tobacco products. The beverage and tobacco industry may also be affected by risks that affect the broader consumer staples industry.

AstraZeneca PLC ADRhedged™, BP p.l.c. ADRhedged™, British American Tobacco p.l.c. ADRhedged™, Diageo plc ADRhedged™, GSK plc ADRhedged™, HSBC Holdings plc ADRhedged™, Shell plc ADRhedged™, Vodafone Group Plc ADRhedged™

Risks of Investing in the UK. The UK has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth. In the past, the UK has been a target of terrorism. Acts of terrorism in the UK or against British interests abroad may cause uncertainty in the British financial markets and adversely affect the performance of the issuers to which a Series has exposure.

AstraZeneca PLC ADRhedged™, GSK plc ADRhedged™, Novartis AG ADRhedged™, Sanofi ADRhedged™, Novo Nordisk A/S (B Shares) ADRhedged™

Pharmaceutical Industry Risk. The profitability of securities of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures is unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations. The ability of pharmaceutical companies to commercialize current and any future products also depends in part on the extent reimbursement for the cost of such products and related treatments are available from these third-party payors. A pharmaceutical company’s valuation may also be affected if one of its products proves to be unsafe, ineffective or unprofitable. The stock prices of companies in this sector have been, and will likely continue to be, volatile.

Banco Santander S.A. ADRhedged™

Risks of Investing in Spain. Investment in Spanish issuers involves risks that are specific to Spain, including, legal, regulatory, political, currency, security and economic risks. The Spanish economy, along with certain other EU economies, experienced a significant economic slowdown during the financial crisis that began in 2007. In reaction to the crisis, the Spanish government introduced austerity reforms aimed at reducing its fiscal deficit to sustainable levels. Austerity reforms included, among other things, reduction in government employees’ salaries, freezing of pension funds, and suspension of public work projects. Such austerity reforms, while directed at stimulating the Spanish economy in the long-term, may have a negative short-term effect on Spain’s financial markets. Due largely to outstanding bad loans to construction companies and real estate developers, Spanish banks underwent a series of mergers to increase liquidity and made efforts to shift debt off of their balance sheets. However, reports indicate that debt levels remain high, although bank lending has contracted. In addition, unemployment rates remain high. These factors could adversely impact growth potential of Spanish stocks in which the Series invests. In addition, the Spanish government is engaged in a long-running campaign against terrorism. Acts of terrorism on Spanish soil or against Spanish interests abroad may cause uncertainty in the Spanish financial markets and adversely affect the performance of the issuers to which the Series has exposure.

In addition, any of the following risks, individually or in the aggregate, can impact an investment made in Spain, and therefore the securities of a Spanish company:

●	Geographic Risk. Spain is located in a part of the world that has historically been prone to natural disasters such as droughts and occasional flooding, and is economically sensitive to environmental events. Any such event may adversely impact the Spanish economy, causing an adverse impact on the value of the Series.
●	Reliance on Trading Partners Risk. The Spanish economy is dependent on the economies of Europe. Reduction in spending by these economies on Spanish products and services or negative changes in any of these economies may cause an adverse impact on the Spanish economy.
●	Security Risk. Spain has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, separatist tensions, defense concerns and other security concerns. These situations may cause uncertainty in the Spanish market and may adversely affect the Spanish economy.
●	Structural Risk. Spain is subject to labor, political and economic risks, any of which could adversely affect investments in the Series:

○	Political and Social Risk. Certain regions and sectors of Spain have experienced periods of high unemployment and labor and social unrest. Continuing nationalist and terrorist group activities may adversely impact the Spanish economy.
○	Heavy Governmental Controls and Regulation. The Spanish government continues to control a large share of Spanish economic activity. Extensive regulation of labor and product markets is pervasive and may stifle Spanish economic growth or cause prolonged periods of recession.
○	Labor and Economic Risk. Spain’s export strength has eroded due to its relatively high labor costs. In addition, Spain continues to face high levels of unemployment, inflation and low productivity compared to other European countries.

Banco Santander S.A. ADRhedged™, HSBC Holdings plc ADRhedged™, Mitsubishi UFJ Financial Group, Inc. ADRhedged™

Banking Industry Risk. Investments in securities issued by, and/or having exposure to, companies engaged in the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.

BP p.l.c. ADRhedged™, Shell plc ADRhedged™, TotalEnergies SE ADRhedged™

Oil, Gas and Consumable Fuels Industry Risk. The Series is also subject to risks faced by companies in the oil, gas and consumable fuels industry, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where oil, gas and consumable fuels companies are located or do business; and risk for environmental damage claims.

Mitsubishi UFJ Financial Group, Inc. ADRhedged™, Toyota Motor Corporation ADRhedged™

Risks of Investing in Japan. The Series invests in the ADRs of a Japanese company. Any of the following risks, individually or in the aggregate, can impact an investment made in Japan, and therefore the securities of a Japanese company:

●	Geographic Risk. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis and is economically sensitive to environmental events. Any such event could result in a significant adverse impact on the Japanese economy.
●	Lack of Natural Resources Risk. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. In particular, the Japanese economy is dependent on global sources of petroleum products, including those in the Middle East. Any disruptions, fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy.
●	Reliance On Trading Partners Risk. The Japanese economy is heavily dependent on international trade, including trade with the U.S., other Asian countries and European nations, and has been adversely affected by trade tariffs, other protectionist measures and rising commodity prices. Japanese economic growth has generally been dependent on the U.S. and Chinese economies, with trade increasing with China in recent years.

○	Asian Economic Risk. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic or political events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia and any adverse event in the Asian markets may have a significant adverse effect on the Japanese economy.
○	U.S. Economic Risk. The U.S. is a significant trading partner of Japan. Decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates or a recession in the U.S. may have an adverse impact on the Japanese economy. Weakness in the U.S. economy or the U.S. dollar could adversely affect Japanese trade with the U.S.
○	European Economic Risk. The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in EU economies may have a significant adverse effect on the economies of EU member countries. The European financial markets recently experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. Continuation of these trends could adversely affect Japanese trade with Europe.

●	National Security Risk. Japan’s relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Most recently, the Japanese government has shown concern over the increased nuclear and military activity of North Korea and about maritime territorial claims asserted by China. Strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy in times of crisis.

●	Structural Risks. Japan may be subject to risks relating to political, economic and labor risks. Any of these risks, individually or in the aggregate, could adversely affect investments in the Series:

○

Economic Risk. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.

○	Political Risk. Historically, Japan has been subject to unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect the Series investments. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, has become strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.
○	Large Government Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.
○	Currency Risk. The Japanese Yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. The Japanese Yen may not maintain its long-term value in terms of purchasing power in the future.
○	Labor Risk. Japan has an aging workforce. Its labor market is undergoing fundamental structural changes, as traditional lifetime employment clashes with the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.
○	Nuclear Energy Risk. The nuclear power plant catastrophe in Japan in March 2011 may have long-term effects on the Japanese economy and its nuclear energy industry, the extent of which are currently unknown.

Novartis AG ADRhedged™

Risks of Investing in Switzerland. The Series is subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the EU, the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the Series invests.

Novo Nordisk A/S (B Shares) ADRhedged™

Risks of Investing in Denmark. Investments in Danish issuers subject the Series to legal, regulatory, political, currency, security, and economic risks specific to Denmark. The Danish economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis. Denmark’s economy has also been characterized by slow growth and is facing demographic challenges that could lead to labor supply shortages in the near future.

Sanofi ADRhedged™, TotalEnergies SE ADRhedged™

Risks of Investing in France. Investment in securities of French companies involve additional risks, including legal, regulatory, political, currency, security, and economic risk specific to France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. Reduction in spending on French products and services, or changes in any of the economies may cause an adverse impact on the French economy. In addition, France may be subject to acts of terrorism. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products. Additionally, the French economy is susceptible to other risks relating to its membership in the EU, such as the recent sovereign debt crisis.

SAP SE ADRhedged™

Risks of Investing in Germany. Investing in German companies involves additional risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Software Industry Risk. The Series is subject to the risks faced by companies in the software industry to the same extent as the Index is so concentrated, including: competitive pressures, such as aggressive pricing (including fixed-rate pricing), technological developments (including product-specific technological change), changing domestic demand, and the ability to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software industry may also be affected by risks that affect the broader information technology industry.

Toyota Motor Corporation ADRhedged™

Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Vodafone Group Plc ADRhedged™

Telecommunications Services Industry Risk. The Series is subject to risks faced by companies in the telecommunications industry, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

EXCLUSION OF MANAGER FROM COMMODITY POOL OPERATOR DEFINITION

With respect to the Series, the Manager has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Series, the Manager is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Series, among other things, to adhere to certain limits on their investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts. These limits do not apply to transactions used for bona fide hedging purposes, as defined by the CFTC. Because the Manager and the Series intend to comply with the terms of the CPO exclusion, the Series may, in the future, need to adjust their investment strategies, consistent with their investment objectives, to limit their investments in these types of instruments. The Series are not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Manager’s reliance on these exclusions, or the Series, their investment strategies or its prospectus.

CONTINUOUS OFFERING

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Series on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary Secondary Market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Series are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Series prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

CREATION AND REDEMPTION OF CREATION UNITS

The Series issue and redeem Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units.” For each Series, a Creation Unit is comprised of 25,000 Shares. The number of Shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation. The Series may not issue or redeem Shares in fractional Creation Units.

To create or redeem a Creation Unit, you must be an “Authorized Participant” (“AP”) or you must do so through a broker, dealer, bank or other entity that is an AP. An AP is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”) or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement with Foreside Fund Services, LLC, the Series distributor (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). All other persons or entities transacting in Shares must do so in the Secondary Market. It is expected that only large institutional investors will create and redeem Shares directly with a Series in the form of Creation Units. In turn, it is expected that institutional investors who purchase Creation Units will break up their Creation Units and offer and sell individual Shares in the Secondary Market.

Shares are listed on the Exchange and are publicly traded. Retail investors may purchase or sell Shares in the Secondary Market (not from a Series) through a broker or dealer. For information about acquiring or selling Shares in the Secondary Market, please contact your broker or dealer or financial advisor.

When you buy or sell Shares in the Secondary Market, your broker or dealer may charge you a commission, market premium or discount or other transaction charge, and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares. Under normal circumstances, a Series will make an in-kind distribution or pay out redemption proceeds to a redeeming AP within two days after the AP’s redemption request is received, in accordance with the process set forth in the Series SAI and in the agreement between the AP and the Series distributor. However, the Series reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. The Series anticipates regularly meeting redemption requests primarily through in-kind redemptions. However, a Series reserves the right to pay all of the redemption proceeds to an AP in cash. Cash used for redemptions will be raised from the sale of ADRs and from existing holdings of cash or cash equivalents, including money market funds.

The creation and redemption processes set forth herein are summaries, and the summaries only apply to Shareholders who purchase or redeem Creation Units (they do not relate to Shareholders who purchase or sell Shares in the Secondary Market). APs should refer to their Participant Agreements for the precise instructions that must be followed in order to create or redeem Creation Units.

BUYING AND SELLING SHARES IN THE SECONDARY MARKET

Most investors will buy and sell Shares of the Series in Secondary Market transactions through broker-dealers. Shares of the Series are listed for trading in the Secondary Market on the Exchange and may also trade on other exchanges or in the over-the-counter market. Shares can be bought and sold throughout the trading day like other publicly-traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots.” When buying or selling Shares through a broker, you will likely incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in U.S. dollars and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer or financial advisor.

The Series Shares trade under the following trading symbols:

Anheuser-Busch InBev SA/NV ADRhedged™	BUDH
AstraZeneca PLC ADRhedged™	AZNH
Banco Santander S.A. ADRhedged™	SANH
BP p.l.c. ADRhedged™	BPH
British American Tobacco p.l.c. ADRhedged™	BTIH
Diageo plc ADRhedged™	DEOH
GSK plc ADRhedged™	GSKH
HSBC Holdings plc ADRhedged™	HSBH
Mitsubishi UFJ Financial Group, Inc. ADRhedged™	MUFH
Novartis AG ADRhedged™	NVSH
Novo Nordisk A/S (B Shares) ADRhedged™	NVOH
Shell plc ADRhedged™	SHEH
Sanofi ADRhedged™	SNYH
SAP SE ADRhedged™	SAPH
TotalEnergies SE ADRhedged™	TTEH
Toyota Motor Corporation ADRhedged™	TMH
Vodafone Group Plc ADRhedged™	VODH

Book Entry

Shares of the Series are held in book-entry form and no stock certificates are issued. The Depository Trust Company (“DTC”), through its nominee, is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form for any publicly-traded company. Specifically, in the case of a Shareholder meeting of a Series, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Series. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC Participant. This gives the DTC Participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the Shares, and, in turn, the DTC Participant is obligated to follow the voting instructions you provide.

MANAGEMENT

The Board of Trustees of the Trust is responsible for the general oversight of the management of the Series, including general supervision of the Manager and other service providers, but it is not involved in the day-to-day management of the Trust. The Board of Trustees appoints officers who are responsible for the day-to-day operations of the Series. A list of the Trustees and Trust Officers, and their present and principal occupations, is provided in the Series SAI.

Investment Manager

The Manager is a Delaware limited liability company formed in 2010. The Manager has been registered as an investment manager with the SEC since 2024 and maintains its principal office at 301 S. State Street, N002, Newtown, Pennsylvania 18940.

The Manager serves as manager to each Series pursuant to an Investment Management Agreement (“Management Agreement”). Subject at all times to the supervision and approval of the Board, the Manager is responsible for the overall management and oversight of the Trust and each of the Series, including determining what investments should be purchased and sold, and placing orders for all such purchases and sales, on behalf of the Series. The Manager has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Series to operate.

As compensation for its services and its assumption of certain expenses, the Series pay the Manager a management fee equal to a percentage of the Series average daily net assets that accrues daily and is paid monthly, as follows:

Series Name	Management Fee
Anheuser-Busch InBev SA/NV ADRhedged™	0.17%
AstraZeneca PLC ADRhedged™	0.17%
Banco Santander S.A. ADRhedged™	0.17%
BP p.l.c. ADRhedged™	0.17%
British American Tobacco p.l.c. ADRhedged™	0.17%
Diageo plc ADRhedged™	0.17%
GSK plc ADRhedged™	0.17%
HSBC Holdings plc ADRhedged™	0.17%
Mitsubishi UFJ Financial Group, Inc. ADRhedged™	0.17%
Novartis AG ADRhedged™	0.17%
Novo Nordisk A/.S (B Shares) ADRhedged™	0.17%
Shell plc ADRhedged™	0.17%
Sanofi ADRhedged™	0.17%
SAP SE ADRhedged™	0.17%
TotalEnergies SE ADRhedged™	0.17%
Toyota Motor Corporation ADRhedged™	0.17%
Vodafone Group Plc ADRhedged™	0.17%

The Manager may voluntarily waive any portion of its management fee from time to time and may discontinue or modify any such voluntary limitations in the future at its discretion.

A discussion regarding the basis for the Board of Trustees approving the Management Agreement will be available in the Series next Report to Shareholders.

Other Expenses. Under the Management Agreement, the Manager is not responsible for any expenses of the Trust. However, the Manager and/or other service providers to the Trust may waive some or all of its fee and/or reimburse expenses to limit the total operating expenses of a Series. The Manager and/or other service providers to the Trust may voluntarily reimburse expenses of a Series from time to time to help it maintain competitive expense ratios or for other business reasons. Any voluntary arrangements may be terminated at any time. j

The Manager and its affiliates may deal, trade and invest for their own accounts in the types of securities in which the Series also may invest. The Manager does not use inside information in making investment decisions on behalf of the Series.

Portfolio Management

The individual portfolio managers responsible for the day-to-day management of the portfolio of the Series operate as a team and are:

Daniel McCabe, Chief Executive Officer of the Manager, has served as each Series portfolio manager since their inception in 2024. Prior to that Mr. McCabe served as CEO of Bear Hunter Structured Products LLC, an NYSE and AMEX specialist firm. McCabe joined Bear Hunter in 1997 as Vice President of Structured and Derivative Products, where he ran portfolio trading and managed the firm’s overall exposure in ETFs. He has a background in institutional sales, options trading and index arbitrage with Walsh Greenwood, Merrill Lynch and WG Trading.

Mark Criscitello, Founding Principal of the Manager, has served as each Series portfolio manager since their inception in 2024. Prior to that Mr. Criscitello served as CFO and COO of the Clearance and Execution division of Bear Hunter. Prior to Bear Hunter, Mr. Criscitello spent 18 years at Kalb Voorhis & Co. as an Option trader, COO and CFO, and was responsible for risk management, data systems, self-clearance operations and all financing activities. He has 40 years of experience in the financial industry.

More Information

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series, see the SAI.

OTHER SERVICE PROVIDERS

Series Co-Administrator, Custodian, Accounting and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) serves as fund accounting, co-administrator, custodian, transfer agent and dividend disbursing agent of the Trust and the Series. BNY Mellon is located at 240 Greenwich Street, New York, New York 10286.

Pursuant to a Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides administrative, regulatory, tax, financial reporting and fund accounting services for the maintenance and operation of the Trust and the Series. In addition, BNY Pursuant to the Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for the Series authorized and issued Shares of beneficial interest and as dividend disbursing agent of the Trust.

BNY Mellon makes office space, equipment, personnel and facilities available to provide such services.

Pursuant to the Custody Agreement with the Trust, BNY Mellon maintains cash, securities and other assets of the Trust and the Series in separate accounts, keeps all required books and records and provides other necessary services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by it and to make payments for securities purchased by the Series.

Co-Administator

Commonwealth Fund Services, LLC (“CFS”) serves as co-administrator to the Trust and the Series. CFS is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. CFS is responsible for providing certain administrative services to the Trust and the Series, including coordination of meetings of the Board of Trustees and services related thereto and the provision of certain Trust officers. CFS has also assumed the responsibility for, and it pays, all of the Series operating expenses other than the Series management fee, interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired series fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business.

Distributor

Foreside Fund Services, LLC, the Series distributor (the “Distributor”), a Delaware limited liability company, serves as the distributor of Creation Units for the Series on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Series or the securities that are purchased or sold by the Series. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Independent Registered Public Accounting Firm

KPMG LLP, 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215, serves as the independent registered public accounting firm for the Trust.

Legal Counsel

Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel for the Series.

FREQUENT TRADING

The Trust’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Series Shares by Series Shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that the Series are expected to be attractive to active institutional and retail investors interested in buying and selling Series Shares on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, the Series Shares can only be purchased and redeemed directly from the Series in Creation Units by Authorized Participants, and that the vast majority of trading in the Series Shares occurs on the Secondary Market. Because Secondary Market trades do not involve the Series directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Series trading costs and the realization of capital gains. With respect to trades directly with the Series, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Series and increased transaction costs (Series may impose higher transaction fees to offset these increased costs), which could negatively impact the Series ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that a Series Shares trade at or close to NAV. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. The Series reserve the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.

DISTRIBUTION PLAN

The Board of Trustees has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Series is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and Shareholder services. No Rule 12b-1 fees are currently paid by the Series, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Series assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Manager and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of a Series. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

DETERMINATION OF NET ASSET VALUE (NAV)

The NAV of the Shares for a Series is equal to the Series total assets minus the Series total liabilities divided by the total number of Shares outstanding. Portfolio Securities are generally valued at the last quoted sale price or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last quoted sale price or official closing price on the day of valuation, a security is valued at the mean of the bid and ask prices. The Currency Hedge Contract will be valued using the prevailing exchange rate of the relevant non-U.S. currency at the time that NAV is calculated. The exchange rate will be established by an independent pricing service approved by the Board. Expenses and fees of the Series accrue daily and are included in the Series total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places.

The securities and other assets of a Series are valued pursuant to the pricing policy and procedures approved by the Board. In calculating NAV, a Series investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments are valued using fair value pricing as determined in good faith by the Valuation Designee (as defined below) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; and (3) securities whose trading has been halted or suspended.

The frequency with which a Series investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Series invests pursuant to its investment objective, strategies and limitations.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received upon the sale of the security or asset in an orderly transaction between market participants at the measurement date and time. Pursuant to Rule 2a-5, the Board has designated the Manager as the valuation designee (“Valuation Designee”) for the Series to perform fair value determinations relating to all Series investments. The Manager may carry out its designated responsibilities as Valuation Designee through a fair valuation committee and may apply fair valuation methodologies approved by the Board, or utilize prices or inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources that have been approved by the Board.

The NAV is calculated by the administrator and determined each business day as of the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern time).

DISTRIBUTIONS AND TAXES

Distributions

The Series typically earn income from ADR dividends, payments on the Currency Hedge Contract, and the sale of Portfolio Securities when required to do so. All such income will be deposited into the account used to settle the Currency Hedge Contract (“Settlement Account”). Each Shareholder will be allocated yearly its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. This information will be reported to Shareholders on Forms 1099 and a WHFIT Additional Written Statement. Such income generally will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both. To the extent a Series has assets in its Settlement Account in excess of 2% of the Series total assets on any quarterly distribution determination date, such Series will distribute such excess pro rata to its Shareholders. Such quarterly distribution determination date shall be on the last day of each calendar quarter (subject to the next business day in the case of a holiday or weekend) with payment occurring, if a payment is due, the next business day. No distribution reinvestment service is provided by the Series. Broker-dealers may make available the DTC book-entry Distribution Reinvestment Service for use by beneficial owners of the Series for reinvestment of their distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, distributions will be automatically reinvested by the Broker in additional whole Shares of the Series purchased in the secondary market. Regarding the sale of Portfolio Securities, Portfolio Securities may be sold in such amounts only to cover then existing Series expenses and cash redemption, which such expenses shall be immediately paid after the sale of such Portfolio Securities.

U.S. Federal Income Taxes

The following discussion of the material U.S. federal income tax consequences generally applies to the purchase, ownership and disposition of Shares by a “U.S. Shareholder” (as defined below). The discussion below is based on the Code, Treasury Regulations promulgated under the Code and judicial and administrative interpretations of the Code, all as in effect on the date of this Prospectus. No assurance can be given that future legislation, regulations, court decisions and/or administrative pronouncements will not significantly change applicable law and materially affect the conclusions expressed herein, and any such change, even though made after a U.S. Shareholder has invested in a Series, could be applied retroactively.

The tax treatment of Shareholders may vary depending upon their own particular circumstances. Certain Shareholders, including banks, thrift institutions, certain other financial institutions, insurance companies, tax-exempt organizations, brokers and dealers in securities or currencies, certain securities traders, Shareholders holding Shares as a position in a “hedging,” “straddle,” “conversion” or “constructive sale” transaction (as those terms are defined in the authorities mentioned above), qualified pension and profit-sharing plans, individual retirement accounts, certain other tax-deferred accounts, U.S. expatriates, Shareholders whose “functional currency” is not the U.S. dollar, Shareholders subject to the U.S. federal alternative minimum tax, non-U.S. Shareholders and other Shareholders with special circumstances, may be subject to special rules not discussed below. In addition, the following discussion applies only to U.S. Shareholders who hold Shares as “capital assets.”. This discussion does not purport to be complete or to address all aspects of U.S. federal income taxation that may be relevant to a Shareholder in light of its particular circumstances. Moreover, the discussion below does not address the effect of any U.S. state, local or foreign tax law on any Shareholder. Shareholders are urged to consult their own tax advisors with respect to all U.S. federal, state, local and foreign tax law considerations potentially applicable to their investment in Shares.

For purposes of this discussion, a “U.S. Shareholder” is a beneficial owner of Shares that is:

●	An individual who is treated as a citizen or resident of the United States for U.S. federal income tax purposes;
●	A corporation or other entity treated as a corporation for U.S. federal income tax purposes that is created or organized in or under the laws of the United States, any state thereof or the District of Columbia;

●	An estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
●	A trust, if a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust.

For U.S. federal income tax purposes, the treatment of any partner in a partnership, including any entity treated as a partnership for U.S. federal income tax purposes, will generally depend upon the status of the partner and upon the activities of the partnership. Partnerships and partners in partnerships are urged to consult their own tax advisors about the U.S. federal income tax consequences of purchasing, owning and disposing of Shares.

The Series have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. There is no assurance that the IRS will agree with the conclusions set forth in this section. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership and disposition of Shares, as well as the tax consequences arising under the laws of any U.S. state, foreign country or other taxing jurisdiction.

Tax Treatment of the Series

Each Series intends to qualify as a “grantor trust” for U.S. federal income tax purposes. There can be no assurance that the IRS will agree with this treatment, and it is possible that the IRS or another tax authority could assert a position contrary thereto and that a court could sustain that contrary position. As a “grantor trust” for U.S. federal income tax purposes, the Series will not pay U.S. federal income tax. Instead, the income and expenses of a Series will be allocated on a pro rata basis to Shareholders, and a Series will report its income, gains, losses and deductions to the IRS and Shareholders on that basis.

If a Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders. In addition, distributions would be taxable to Shareholders generally as ordinary dividends to the extent of the Series current and accumulated earnings and profits.

The grantor trust structure of each Series is intended to be treated as a widely held fixed investment trust (“WHFIT”), and should be subject to what is commonly referred to as the WHFIT Treasury Regulations. A WHFIT must satisfy certain detailed reporting requirements. Trustees of fixed investment trusts frequently do not know the identities of the beneficial owners of the trust interests and are unable to communicate tax information directly to them because trust interests often are held in street name, i.e., in the name of a middleman. The WHFIT Treasury Regulations provide rules that specifically require the sharing of tax information among trustees, middlemen, and beneficial owners of fixed investment trusts that meet the definition of a WHFIT. Each Series expects that it will exceed the yearly threshold for simplified WHFIT tax reporting. Therefore, each Series intends to provide the necessary information to middlemen so that they can provide yearly complex WHFIT tax reporting to U.S. shareholders. Prospective U.S. shareholders should understand that computing taxable income from a WHFIT investment may be different and more complicated than such computations for other investment types. Prospective U.S. shareholders should consult their own tax advisors to better understand how complex WHFIT reporting will affect the completion of their own tax returns.

Taxation of U.S. Shareholders

U.S. Shareholders generally will be treated, for U.S. federal income tax purposes, as if they directly own a pro rata share of the underlying assets held in the Series. U.S. Shareholders also will be treated as if they directly received their respective pro rata shares of a Series income, if any, regardless of whether they receive any distributions from the Series. U.S. Shareholders will also be treated as if they directly incurred their respective pro rata shares of the Series expenses. The income from Series assets that is reportable by a U.S. Shareholder is not reduced by amounts used to pay expenses of the Series. Instead, a U.S. Shareholder may deduct its respective pro rata share of each expense incurred by the Series to the same extent as if it directly incurred such expense. U.S. Shareholders that are individuals, estates or trusts, however, may be required to treat some or all of the expenses of the Series as miscellaneous itemized deductions. An individual U.S. Shareholder may not deduct miscellaneous itemized deductions for tax years beginning after December 31, 2017, and before January 1, 2026. For tax years beginning after December 31, 2025, an individual U.S. Shareholder may deduct certain miscellaneous itemized deductions only to the extent they exceed 2% of adjusted gross income. In addition, such deductions may be subject to phase-outs and other limitations under applicable provisions of the Code and Treasury Regulations and, if the U.S. Shareholder is an individual subject to the alternative minimum tax, may not be deductible at all. Generally, any cash distributed by a Series to a U.S. Shareholder is the net of cash income and expenses reported. There may be circumstances under which a U.S. Shareholder is required to recognize income for a taxable year with respect to the Series even if it does not receive a corresponding distribution from the Series.

In the case of a U.S. Shareholder that purchases Shares for cash, its initial tax basis in its pro rata share of the assets held by the Series at the time Shares are acquired will be equal to its cost of acquiring the Shares. In the case of a U.S. Shareholder that acquires its Shares by delivering Portfolio Securities and any cash to the Series, the delivery of the Portfolio Securities and any cash in exchange for the underlying assets represented by the Shares will not be a taxable event to the U.S. Shareholder, and the U.S. Shareholder’s tax basis and holding period for the U.S. Shareholder’s pro rata share of the assets held in the Series will be the same as its tax basis and holding period for the Portfolio Securities and any cash delivered by the U.S. Shareholder in exchange therefor.

When the Series sells Portfolio Securities, for example to pay expenses, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the U.S. Shareholder’s pro rata share of the amount realized by the Series upon the sale; and (ii) the U.S. Shareholder’s tax basis in its pro rata share of the Portfolio Securities that were sold, which gain or loss will generally be long-term or short-term capital gain or loss, depending upon whether the U.S. Shareholder has held its Shares for more than one year. A U.S. Shareholder’s tax basis in any Portfolio Securities sold by the Series generally will be determined by multiplying the U.S. Shareholder’s total basis for its share of all of the Portfolio Securities held in the Series immediately prior to the sale, by a fraction the numerator of which is the amount of Portfolio Securities sold and the denominator of which is the total amount of the Portfolio Securities held in the Series immediately prior to the sale. Immediately after any such sale, a U.S. Shareholder’s tax basis in its pro rata share of the Portfolio Securities remaining in the Series will equal its tax basis in its share of the total amount of the Portfolio Securities held in the Series immediately prior to the sale, less the portion of such basis allocable to its share of the Portfolio Securities that were sold.

On a sale or other disposition of Shares, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the amount realized on the sale of the Shares and (ii) the portion of its tax basis in its pro rata share of the Series assets that is attributable to the Shares disposed of, determined by multiplying the tax basis of its pro rata share of all of the assets held by the Series immediately prior to such sale or other disposition by a fraction the numerator of which is the number of Shares disposed of and the denominator of which is the total number of Shares it held immediately prior to such sale or other disposition. That gain or loss will generally be short-term capital gain or loss if the Shares were held for one year or less and long-term capital gain or loss if the Shares were held for more than one year. After any sale of fewer than all of U.S. Shareholder’s Shares, its tax basis in its pro rata share of the Series assets immediately after the sale of Shares generally will equal the tax basis in its pro rata share of the total amount of the assets of the Series immediately prior to the sale, less the portion of that tax basis that is taken into account in determining the amount of gain or loss recognized by the U.S. Shareholder upon the sale or other disposition.

When a Series sells Series assets, for example to pay expenses, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the U.S. Shareholder’s pro rata share of the amount realized by the Series upon the sale and (ii) its tax basis for its pro rata share of the Series assets that were sold, which gain or loss will generally be long-term or short-term capital gain or loss, depending upon whether the U.S. Shareholder is treated as having held its share of the Series assets that were sold for more than one year. A U.S. Shareholder’s tax basis for its share of Series assets sold by the Series generally will be determined by multiplying the U.S. Shareholder’s total basis for its share of all of the assets held by the Series immediately prior to the sale by a fraction, the numerator of which is the amount of Series assets sold and the denominator of which is the total amount of assets held in the Series immediately prior to the sale. After any such sale, a U.S. Shareholder’s tax basis for its pro rata share of the Series remaining assets will be equal to its tax basis for its share of the total amount of the assets held in the Series immediately prior to the sale, less the portion of such basis allocable to its share of the Series assets that were sold.

A redemption of some or all of a U.S. Shareholder’s Shares in exchange for the underlying assets represented by the Shares redeemed generally will not be a taxable event to the U.S. Shareholder. The U.S. Shareholder’s tax basis in the assets received in the redemption generally will be the same as the U.S. Shareholder’s tax basis in the portion of its pro rata share of the assets held in the Series immediately prior to the redemption that is attributable to the Shares redeemed. This is determined by multiplying the U.S. Shareholder’s tax basis in its pro rata share of the assets held in the Series immediately prior to the redemption by a fraction, the numerator of which is the number of Shares redeemed and the denominator of which is the number of Shares held by the U.S. Shareholder immediately prior to the redemption. The U.S. Shareholder’s holding period with respect to the assets received should include the period during which the U.S. Shareholder held the Shares redeemed. A subsequent sale of the Portfolio Securities received by the U.S. Shareholder will be a taxable event.

Immediately after any sale or redemption of less than all of a U.S. Shareholder’s Shares, the U.S. Shareholder’s tax basis in its pro rata share of the assets held in the Series immediately after such sale or redemption generally will equal its tax basis for its share of the total amount of the assets held in the Series immediately prior to the sale or redemption, reduced by the portion of such basis that is attributable to the Shares sold or redeemed, as addressed above. The foregoing discussion assumes that all of a U.S. Shareholder’s Shares were acquired on the same date and at the same price per Share. If a U.S. Shareholder owns multiple lots of Shares (i.e., Shares acquired on different dates and/or at different prices), it is uncertain whether the U.S. Shareholder may use the “specific identification” rules that apply under Treasury Regulations Section 1.1012-1(c) with respect to sales of stock, in determining the amount, and the long-term or short-term character, of any gain or loss recognized by the U.S. Shareholder upon the sale of Portfolio Securities held by the Trust, upon the sale of any Shares by the U.S. Shareholder, or upon the sale by the U.S. Shareholder of any Portfolio Securities received by it upon the redemption of any of its Shares. The IRS could take the position that a U.S. Shareholder has a blended tax basis and holding period for its pro rata share of the underlying assets in the Series. However, there is no tax guidance on this point. U.S. Shareholders that hold multiple lots of Shares, or that are contemplating acquiring multiple lots of Shares, should consult their own tax advisors as to the determination of the tax basis and holding period for the underlying assets related to such Shares.

The Series are expected to hold the Portfolio Securities, the Currency Hedge Contract and the Settlement Account. It is possible that the Series will hold other assets and realize income different from those described in this section, in which case a U.S. Shareholder will have U.S. federal income tax consequences different from or in addition to those described in this section.

The Currency Hedge Contract is likely to be classified as a “Section 988 transaction” because it is a type of financial instrument in which the amount of the payout is determined by reference to the value of one or more “nonfunctional currencies.” The Series have not received nor requested any written guidance from the IRS regarding the tax classification of the Currency Hedge Contract as a “Section 988 transaction.”

Generally, gain or loss attributable to a Section 988 transaction is ordinary income or loss rather than capital gain or loss and is sourced to the country of residence of the taxpayer. There are, however, complex rules that may enable a U.S. Shareholder to elect to treat any such foreign currency gain or loss attributable to the Currency Hedge Contract as capital gain or loss. Note there is very limited guidance with respect to the application of the Section 988 rules to a “grantor trust,” such as the Series, and there is no assurance that the IRS would respect an election made by a U.S. Shareholder (as opposed to an election by a Series) to treat any foreign currency gain or loss as capital gain or loss. The IRS, however, has historically taken and continues to take the position that a “grantor trust,” such as the Series, for most purposes is treated as inseparable from its owner or owners for U.S. federal income tax purposes. Accordingly, because a U.S. Shareholder is deemed for U.S. federal income tax purposes to be a proportionate owner of the Currency Hedge Contract, it may be entitled to make an election to treat any income or loss from the Currency Hedge Contract as capital gain or loss. There are very specific requirements that must be met to satisfy the capital gain or loss election described above including concurrent identification requirements under applicable Treasury Regulations. U.S. Shareholders are strongly urged to consult their own tax advisors prior to investing in a Series to determine whether they can satisfy the election requirements, to take the necessary steps to make timely elections, and to understand the tax consequences of the income or loss attributable to the Currency Hedge Contract. Note that the Series will not make an election to treat any foreign currency gain or loss as capital gain or loss.

Dividends received by the Series will be taxed to an individual U.S. Shareholder at the same U.S. federal income tax rates that apply to long-term capital gains, provided the dividends are qualifying dividends and certain holding period requirements are satisfied. Dividends that do not meet these requirements are generally taxed at ordinary income rates. Gains recognized by non-corporate U.S. Shareholders from a Series sale of Portfolio Securities treated as held for more than one year by the U.S. Shareholder are taxed at the maximum rate applicable to long-term capital gains.

Certain non-corporate U.S. Shareholders are required to pay a 3.8% tax on the lesser of the excess of their modified adjusted gross income over a threshold amount or their “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property. This tax is in addition to any regular U.S. federal income taxes due on such investment income. U.S. Shareholders are urged to consult their own tax advisors regarding the effect this law may have on an investment in the Shares.

A corporate U.S. Shareholder generally will not be entitled to the dividends-received deduction with respect to any dividends received by a Series, because the dividends-received deduction is generally not available for dividends received from most foreign corporations.

Under the “wash sale” rules, a U.S. Shareholder may not be able to deduct a loss on the Series disposition of Portfolio Securities. As a result, it may be required to recognize income greater than the total cash actually received from the Series during the taxable year.

U.S. Shareholders will be required to recognize gain or loss upon a sale of Series assets (as discussed above), even though some or all of the proceeds of such sale are used to pay Series expenses. Generally, for U.S. federal income tax purposes, a U.S. Shareholder must take into account its full pro rata share of the Series income, even if some of that income is used to pay Series expenses.

Any brokerage or other transaction fees incurred by a U.S. Shareholder in purchasing Shares will be treated as part of its tax basis in the underlying assets of a Series. Similarly, any brokerage fee incurred by a U.S. Shareholder in selling Shares will reduce the amount realized by it with respect to the sale.

The Series will file certain information returns with the IRS, and provide certain tax-related information to Shareholders, in connection with the Series. The Series will make information available that will enable brokers and custodians through which Shareholders hold Shares to prepare and, if required, to file certain information returns (e.g., Form 1099) with the IRS. To the extent required by applicable Treasury Regulations, each Shareholder will be provided with information regarding its allocable portion of the Series annual income, expenses, gains and losses (if any). A U.S. Shareholder may be subject to U.S. backup withholding tax in certain circumstances unless it provides its taxpayer identification number and complies with certain certification procedures. The amount of any backup withholding will be allowed as a credit against a U.S. Shareholder’s U.S. federal income tax liability and may entitle it to a refund, provided that the required information is furnished to the IRS.

This discussion of “U.S. Federal Income Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

TRANSACTION FEES

Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fee is $250. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard creation transaction fee is the same regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Authorized Participants who place creation orders through DTC for cash (when cash creations are available or specified) will also be responsible for the brokerage and other transaction costs of the Series relating to the cash portion of such creation order. In addition, purchasers of Shares in Creation Units are responsible for payment of the costs of transferring securities to the Series and redeemers of Shares in Creation Units are responsible for the costs of transferring securities from the Series. Investors who use the services of a broker or other such intermediary may pay fees for such services.

CODE OF ETHICS

The Trust and the Manager each have adopted a code of ethics that are designed to prevent affiliated persons of the Trust and the Manager from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Series (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Series. The codes are on file with the SEC and are available to the public.

SERIES WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Manager maintains a website for the Series at www.adrhedged.com. The website for the Series contain the following information, on a per-Share basis, for each Series: (1) the prior business day’s NAV; (2) the market closing price or the reported midpoint of the bid-ask spread at the time of NAV calculation (“Bid-Ask Price”); and (3) a calculation of the premium or discount of the market closing price or the Bid-Ask Price against such NAV. In addition, on each business day, before the commencement of trading in Shares on the Exchange, each Series will disclose on its website (www.adrhedged.com) the identities and quantities of the portfolio securities and other assets held by the Series that will form the basis for the calculation of NAV at the end of the business day.

A description of the Series policies and procedures with respect to the disclosure of the Series portfolio securities is available in the SAI.

OTHER INFORMATION

The Trust was organized as a Delaware statutory trust on August 27, 2010. Its Declaration of Trust currently permits the Trust to issue an unlimited number of Shares of beneficial interest. If Shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote. Annual meetings of Shareholders will not be held except as required by the Investment Company Act and other applicable law. See the Series SAI for more information concerning the Trust’s form of organization.

PrecidianSM is a service mark of Precidian Funds, LLC.

FINANCIAL HIGHLIGHTS

The Series are newly organized and therefore have not yet had any operations as of the date of this Prospectus.

Precidian ETFs Trust

FOR MORE INFORMATION

If you would like more information about the Trust, the Series and the Shares, the following documents are available free upon request:

Annual/Semi-Annual Report

Additional information about the Series investments will be available in the Series annual and semi-annual reports to Shareholders. In the Series annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series performance during its last fiscal year.

Statement of Additional Information

Additional information about the Series and their policies is also available in the Series SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Series annual and semi-annual reports (when available) and the SAI are available free of charge upon request by calling Precidian Funds, LLC at 1-844-954-5333. You can also access and download the annual and semi-annual reports (when available) and the SAI at the Series website: http://www.ADRhedged™.com.

To obtain other information and for Shareholder inquiries:

By telephone:	1-(844)-954-5333
By mail:	Precidian ETFs Trust 8730 Stony Point Parkway Suite 205 Richmond, VA 23235
On the Internet:	SEC Edgar database: www.sec.gov; or
The Trust: www.adrhedged.com

You may review and obtain copies of Series documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Series documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

No person is authorized to give any information or to make any representations about the Series and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Series Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

The Series investment company registration number is 811-22524.

PRECIDIAN ETFs TRUST

STATEMENT OF ADDITIONAL INFORMATION

Dated September 20, 2024

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with and is incorporated by reference into the prospectus dated September 20, 2024 (“Prospectus”) for the Precidian ETFs Trust (“Trust”), relating to the series identified in the table below (each, a “Series” and together, the “Series”), as it may be revised from time to time.

A copy of the Prospectus relating to the Series and, when available, the Series Annual Report and Semi-Annual Report may be obtained without charge by writing to the Trust, at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, by calling 1-844-954-5333, or by visiting the Trust’s website at www.adrhedged.com.

Series Name	Ticker Symbol	Exchange
Anheuser-Busch InBev SA/NV ADRhedged™	BUDH	Cboe BZX Exchange, Inc.
AstraZeneca PLC ADRhedged™	AZNH	Cboe BZX Exchange, Inc.
Banco Santander S.A. ADRhedged™	SANH	Cboe BZX Exchange, Inc.
BP p.l.c. ADRhedged™	BPH	Cboe BZX Exchange, Inc.
British American Tobacco p.l.c. ADRhedged™	BTIH	Cboe BZX Exchange, Inc.
Diageo plc ADRhedged™	DEOH	Cboe BZX Exchange, Inc.
GSK plc ADRhedged™	GSKH	Cboe BZX Exchange, Inc.
HSBC Holdings plc ADRhedged™	HSBH	Cboe BZX Exchange, Inc.
Mitsubishi UFJ Financial Group, Inc. ADRhedged™	MUFH	Cboe BZX Exchange, Inc.
Novartis AG ADRhedged™	NVSH	Cboe BZX Exchange, Inc.
Novo Nordisk A/S (B Shares) ADRhedged™	NVOH	Cboe BZX Exchange, Inc.
Shell plc ADRhedged™	SHEH	Cboe BZX Exchange, Inc.
Sanofi ADRhedged™	SNYH	Cboe BZX Exchange, Inc.
SAP SE ADRhedged™	SAPH	Cboe BZX Exchange, Inc.
TotalEnergies SE ADRhedged™	TTEH	Cboe BZX Exchange, Inc.
Toyota Motor Corporation ADRhedged™	TMH	Cboe BZX Exchange, Inc.
Vodafone Group Plc ADRhedged™	VODH	Cboe BZX Exchange, Inc.

Capitalized terms used but not defined herein have the same meaning as in the Prospectus, unless otherwise noted.

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No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.

PrecidianSM is a service mark of Precidian Funds, LLC (the “Manager”).

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GENERAL DESCRIPTION OF THE TRUST AND THE SERIES

The Trust was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of 17 investment portfolios. This SAI addresses the following investment portfolios of the Trust: Anheuser-Busch InBev SA/NV ADRhedged™, AstraZeneca PLC ADRhedged™, Banco Santander S.A. ADRhedged™, BP p.l.c. ADRhedged™, British American Tobacco p.l.c. ADRhedged™, Diageo plc ADRhedged™, GSK plc ADRhedged™, HSBC Holdings plc ADRhedged™, Mitsubishi UFJ Financial Group, Inc. ADRhedged™, Novartis AG ADRhedged™, Novo Nordisk A/S (B Shares) ADRhedged™, Shell plc ADRhedged™, Sanofi ADRhedged™, SAP SE ADRhedged™, TotalEnergies SE ADRhedged™, Toyota Motor Corporation ADRhedged™, and Vodafone Group Plc ADRhedged™.

Other portfolios may be added to the Trust in the future. The shares of the Series are referred to herein as “Series Shares” or “Shares.” Beneficial owners of Shares are referred to herein as “Shareholders”.

The Series are managed by the Manager. The Manager has been registered as an investment manager with the U.S. Securities and Exchange Commission (“SEC”) since 2024.

The Series offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”), generally in exchange for a basket of securities or instruments (including any portion of such securities or instruments for which cash may be substituted) (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”) consisting of the pro rata amount of the net amount of cash in the Settlement Account and the value of the Currency Hedge Contract (defined below) at the time of creation.  Series Shares trade on the Cboe BZX Exchange, Inc. (the “Exchange”) at market prices that may be below, at, or above NAV. Shares are redeemable only in Creation Units and, generally, in exchange for Deposit Securities and/or a Cash Component.

Transaction fees for cash creations or redemptions may be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, conditions and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

Shares of the Series are listed for trading and trade throughout the day on the Exchange. There can be no assurance that the requirements of the Exchange necessary for the Series to maintain the listing of their Shares will continue to be met. The Exchange will consider the suspension of trading and delisting of the Shares of a Series from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Series, there are fewer than 50 beneficial owners of the Shares of the Series; or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further trading on the Exchange inadvisable. The Exchange will remove the Shares of a Series from listing and trading upon termination of such Series.

The Series continued listing on the Exchange or another stock exchange or market system is a condition of the exemptive relief the Series obtained from the SEC to operate as exchange-traded funds (“ETFs”). A Series failure to be so listed would result in the termination of the Series.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Series.

INVESTMENT OBJECTIVES AND POLICIES

Investment Objective

The investment objective of each Series is to provide investment results that generally correspond, before fees and expenses, to the total return of the ordinary shares of the non-U.S. company, as designated in such Series name (each, an “Underlying Issuer,” and together, the “Underlying Issuers”), in its local market as traded in its local currency (“Local Currency”). There can be no assurance that a Series objective will be achieved.

Each Series investment objective is not fundamental and therefore each Series investment objective may be changed by the Board of Trustees of the Trust without Shareholder approval upon sixty (60) days’ written notice to Shareholders. Unless otherwise noted, all policies of the Series may be changed without Shareholder approval, provided such change does not give the Trustees or related parties the power to vary the investments of a Series. Any of the Series investment policies not specifically designated as fundamental may be changed without Shareholder approval. Additional information about the Series, their policies, and the investment instruments they may hold, is provided below.

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The Series share prices will fluctuate with market and economic conditions. The Series should not be relied upon as a complete investment program.

Investment Restrictions

The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust (“Board”) as fundamental policies that cannot be changed with respect to a Series without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Series. The investment objective of the Series and all other investment policies or practices of the Series are considered by the Trust not to be fundamental and accordingly may be changed without Shareholder approval, provided such change does not give the Trustees or related parties the power to vary the investments of a Series. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of: (i) 67% or more of the Shares of a Series present at a meeting, if the holders of more than 50% of the outstanding Shares of the Series are present or represented by proxy; or (ii) more than 50% of the Shares of a Series.

As a matter of fundamental policy:

A.	Each Series may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

B.	Each Series may not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

C.	Each Series may not underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Series may be deemed to be an underwriting under the federal securities laws.

D.	Each Series may not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

E.	Each Series may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Series.

F.	Each Series may not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

G.	Each Series may not invest more than 25% of the value of its net assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, except that each Series will be concentrated in the industry to which its Underlying Issuer is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which the Underlying Issuer is assigned). The limitation against industry concentration does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to shares of investment companies; however, each Series will not invest more than 25% of its net assets in any investment company that so concentrates. In complying with this restriction, the Series will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Except with respect to borrowing, if a percentage or rating restriction on an investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in such percentages or restrictions resulting from any cause other than actions by the Series will not be considered a violation. Currently, subject to modification to conform to the 1940 Act as interpreted or modified, the Series are permitted, consistent with the 1940 Act, to borrow, and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a Series from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a Series, the Series will reduce its borrowings within three days (not including Sundays and holidays) to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a Series to borrow for temporary purposes only in an amount not exceeding 5% of the value of the Series total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of a Series exceed 5% of the value of the total assets of the Series, the Series will not make additional purchases of securities – the foregoing shall not be construed to prevent a Series from settling portfolio transactions or satisfying shareholder redemptions orders.

Currently, with respect to senior securities, the 1940 Act and regulatory interpretations of relevant provisions of the 1940 Act establish the following general limits, subject to modification to conform to the 1940 Act as interpreted or modified: Open-end registered investment companies such as the Series are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Trust is, however, permitted to issue separate series of shares and to divide those series into separate classes. Each Series currently offers one class of shares. The Series have no intention of issuing senior securities, except that the Trust has issued its shares in separate series and may divide those series into classes of shares. Collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

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With respect to the Series Fundamental Policy G as described above, the Series will consider, to the extent practicable and consistent with applicable rules, regulations of the SEC and applicable guidance from the staff of the SEC, investments in underlying investment companies when determining its compliance with the policy.

Each Series is classified as non-diversified within the meaning of the 1940 Act and therefore may invest a greater percentage of its assets in a particular issuer than a diversified fund.

INVESTMENT STRATEGIES AND RISKS

A discussion of the risks associated with an investment in the Series is contained in the Series Prospectus under the headings “Principal Risks of Investing in the Series” and “Additional Description of the Risks of the Series.” The discussion below supplements, and should be read in conjunction with, such sections of the Series Prospectus.

General

The Anheuser-Busch InBev SA/NV ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Anheuser-Busch InBev SA/NV.

The AstraZeneca PLC ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of AstraZeneca PLC.

The Banco Santander S.A. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Banco Santander S.A.

The BP p.l.c. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of BP p.l.c.

The British American Tobacco p.l.c. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of British American Tobacco p.l.c.

The Diageo plc ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Diageo plc.

The GSK plc ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of GSK plc.

The HSBC Holdings plc ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of HSBC Holdings plc.

The Mitsubishi UFJ Financial Group, Inc. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Mitsubishi UFJ Financial Group, Inc.

The Novartis AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Novartis AG.

The Novo Nordisk A/S (B Shares) ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Novo Nordisk A/S (B Shares).

The Shell plc ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Shell plc.

The Sanofi ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Sanofi.

The SAP SE ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of SAP S.E.

The TotalEnergies SE ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of TotalEnergies SE

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The Toyota Motor Corporation ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Toyota Motor Corporation.

The Vodafone Group Plc ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Vodafone Group Plc.

Each Series invests in the ADRs of the Underlying Issuer (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Series do not seek to replicate the performance of a specified index.  Investment in the Series should be made with an understanding that the value of a Series investments may fluctuate in accordance with changes in the financial condition of the issuer of the Portfolio Securities, the value of ADRs or common stocks generally and other factors.

Each Series intends to qualify as a “grantor trust” under the Internal Revenue Code of 1986, as amended (“Code”). If the Series are at all times operated in accordance with the documents establishing the Series and certain requirements of U.S. federal income tax law are met, and if the Series in fact qualify and continue to qualify as a grantor trust for U.S. federal income tax purposes, the Series will not be taxed as a corporation, but rather, they will be disregarded for U.S. federal income tax purposes.

Depositary Receipts

ADRs are receipts, typically issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. ADRs are not necessarily denominated in the same currency as their underlying securities. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series will not invest in any unlisted ADR or any ADR that the Manager deems illiquid at the time of purchase or for which pricing information is not readily available. The ADRs the Series invest in are (1) sponsored ADRs, (2) registered with the SEC on Form F-6 and (3) Level 2 or 3 ADRs, all of which are listed on a national securities exchange. ADRs involve risks not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. In addition, although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

The prices of equity securities, including the prices of Series Shares and ADRs, change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.  These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole.

Investing in the ADRs of a foreign company involve special risks and considerations not typically associated with investing in U.S. issuers. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Currency Hedge Contract

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, ADRs are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract is with a counterparty as principal and/or agent for other parties.  The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Series to meet grantor trust status under the Code.

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A currency swap, such as the Currency Hedge Contract, is an agreement between two parties to exchange periodic cash flows on a notional amount of two currencies based on the relative value differential between them. For example, a currency swap may involve the exchange of payments in a non-U.S. currency for payments in U.S. dollars. The Currency Hedge Contract will be at-the-money at execution (i.e., at the creation of the Series), settle daily at 11:00 am Eastern Time (the “Settlement Time”), and therefore it will again be at-the-money immediately after the Settlement Time. At-the-money means neither the Series nor the counterparty of the Currency Hedge Contract (the “Counterparty”) is due any amounts under the Swap. The notional amount of the Currency Hedge Contract will adjust automatically pursuant to its terms to cover all the ADRs held by the Series at any given time, including ADRs deposited into the Series subsequent to the Series creation. The Counterparty on the Currency Hedge Contract cannot be changed by the Series unless there is a default, including a decline in the credit quality of the Counterparty, under the Currency Hedge Contract.

Each Series will also maintain a settlement account (the “Settlement Account”) primarily for the purpose of the Currency Hedge Contract’s daily settlement. Any dividends received in respect of the ADRs will also be deposited into the Settlement Account. The Settlement Account funds will be temporarily reinvested, pending distributions to Shareholders discussed below in the “DIVIDENDS AND DISTRIBUTIONS” section (each a “Distribution Date”), only in U.S. government securities, bank deposits, bankers’ acceptances, highly rated commercial paper, repurchase agreements relating to high-quality debt instruments, and money market funds (the “Permitted Investments”). Such Permitted Investments that have a term will mature before the applicable Distribution Date.

The Currency Hedge Contract will settle in cash each day at the Settlement Time. For example, if money is owed to the Series at the Settlement Time, the Counterparty will deposit such amount into the Settlement Account. Conversely, if money is owed to the Counterparty at the Settlement Time, the amount will be withdrawn from the Settlement Account and transferred to the Counterparty. To the extent there is not enough cash in the Settlement Account to satisfy the Series obligation to the Counterparty at the Settlement Time, ADRs of the Series will be sold to generate cash to pay the Counterparty.

Comprehensive Swaps Regulation.  The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments have imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The Commodity Futures Trading Commission (“CFTC”) is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps.  In an uncleared swap, such as the Currency Hedge Contract, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Series customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (ISDA) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.

In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

Risks of swaps generally and the Currency Hedge Contract.  The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. While the Currency Hedge Contract is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

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Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to the Series if they are unable to deliver or receive a specified currency or funds in settlement of obligations, including any derivative transaction obligations. These actions could also have an adverse effect on the Series currency transactions or cause the Series hedging positions to be rendered useless. The Currency Hedge Contract is subject to market risk; risk of default by the other party to the transaction, known as “counterparty risk;” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. To the extent that the Series have only one or a few counterparties, the Series will be exposed to greater counterparty risk. Moreover, the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that a Series is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that a Series is contractually entitled to receive.

The risk of loss to the Series for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Series, the risk of loss to the Series is loss of the entire amount that the Series is entitled to receive. If the Series is obligated to pay the net amount, the Series risk of loss is generally limited to that net amount. In addition, a Series risk of loss also includes any margin at risk in the event of default by the counterparty, plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to the Series limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Series may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. The Manager, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Currency Hedge Contract.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of funds’ identities as intended.

It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Series ability to benefit from using the Currency Hedge Contract, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” below.

Risks of uncleared swaps.  Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Series are subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. The Series risk the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, a Series will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Series rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Developing government regulation of derivatives.  The regulation of swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

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Rule 18f-4 under the 1940 Act governs the Series use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the Series. Rule 18f-4 permits the Series to enter into Derivatives Transactions (as defined below), such as the Currency Hedge Contracts, and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Series, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”). In connection with the adoption of Rule 18f-4, the SEC eliminated the asset segregation framework arising from prior SEC guidance for covering Derivatives Transactions and certain financial instruments.

Under Rule 18f-4, “Derivatives Transactions” include the following: (i) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Series is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; (iii) reverse repurchase agreements and similar financing transactions, if the Series elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (iv) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Series intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a Series is relying on the Limited Derivatives User Exception (as defined below), the Series must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Series to (i) appoint a Derivatives Risk Manager, (ii) maintain a Derivatives Risk Management Program designed to identify, assess, and reasonably manage the risks associated with Derivatives Transactions; (iii) comply with certain value-at-risk (VaR)-based leverage limits (VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon and at a specified confidence level); and (iv) comply with certain Board reporting and recordkeeping requirements.

Rule 18f-4 provides an exception from the requirements to appoint a Derivatives Risk Manager, adopt a Derivatives Risk Management Program, comply with certain VaR-based leverage limits, and comply with certain Board oversight and reporting requirements if a Series “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Series adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).

Pursuant to Rule 18f-4, if a Series enters into reverse repurchase agreements or similar financing transactions, the Series will (i) aggregate the amount of indebtedness associated with all of its reverse repurchase agreements or similar financing transactions with the amount of any other “senior securities” representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Series asset coverage ratio or (ii) treat all such transactions as Derivatives Transactions.

These and other new rules and regulations could, among other things, further restrict the Series ability to engage in, or increase the cost to a Series of, derivatives transactions, for example, by making some types of derivatives no longer available to the Series, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The implementation of the clearing requirement for certain swaps has increased the costs of derivatives transactions for a Series, since a Series has to pay fees to its clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions may increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. Certain aspects of these regulations are still being implemented, so their potential impact on the Series and the financial system are not yet known. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the mechanisms imposed under the regulations will achieve that result, and in the meantime, as noted above, central clearing, minimum margin requirements and related requirements expose the Series to new kinds of risks and costs.

Regulatory Margin Risk. In recent years, regulators across the globe, including the CFTC and the U.S. banking regulators, have adopted margin requirements applicable to uncleared swaps. While the Series are not directly subject to these requirements, where the Series counterparties are subject to the requirements, uncleared swaps between a Series and those counterparties are required to be marked-to-market on a daily basis, and collateral is required to be exchanged to account for any changes in the value of such swaps. The rules impose a number of requirements as to these exchanges of margin, including as to the timing of transfers, the type of collateral (and valuations for such collateral) and other matters that may be different than what the Series would agree with its counterparty in the absence of such regulation. In all events, where a Series is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian, where access to the collateral by the swap counterparty will generally not be permitted unless the Series is in default on its obligations to the swap counterparty.

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In addition to the variation margin requirements, regulators have adopted “initial” margin requirements applicable to uncleared swaps. Where applicable, these rules require parties to an uncleared swap to post, to a custodian that is independent from the parties to the swap, collateral (in addition to any “variation margin” collateral noted above) in an amount that is either (i) specified in a schedule in the rules or (ii) calculated by the regulated party in accordance with a model that has been approved by that party’s regulator(s). At this time, the initial margin rules do not apply to the Series swap trading relationships. However, the rules are being implemented on a phased basis, and in the near future, the rules may apply to the Series. In the event that the rules apply, they would impose significant costs on the Series ability to engage in uncleared swaps and, as such, could adversely affect the Manager’s ability to manage the Series, may impair the Series ability to achieve their investment objective and/or may result in reduced returns to the Series investors.

Illiquid Securities

The Series may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Concentration

Because a Series only invests in ADRs of the Underlying Issuer and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Underlying Issuer, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the industry in which the Underlying Issuer is located and the country in which the Underlying Issuer is located.

As of the date of this SAI, the Series concentrate their investments (i.e., invest 25% or more of their total assets) in the following industries:

Series	Industry
Anheuser-Busch InBev SA/NV ADRhedged™	Consumer Staples / Food Beverage
AstraZeneca PLC ADRhedged™	Health Care / Pharmaceutical
Banco Santander S.A. ADRhedged™	Financials / Banks
BP p.l.c. ADRhedged™	Energy
British American Tobacco p.l.c. ADRhedged™	Consumer Staples / Tobacco
Diageo plc ADRhedged™	Consumer Staples / Food Beverage Tobacco
GSK plc ADRhedged™	Health Care / Pharmaceutical
HSBC Holdings plc ADRhedged™	Financials/Banks
Mitsubishi UFJ Financial Group, Inc. ADRhedged™	Financials / Banks
Novartis AG ADRhedged™	Health Care / Pharmaceutical and Biotechnology
Novo Nordisk A/S (B Shares) ADRhedged™	Health Care / Pharmaceutical
Shell plc ADRhedged™	Energy
Sanofi ADRhedged™	Health Care / Pharmaceutical
SAP SE ADRhedged™	Information Technology / Software and Services
TotalEnergies SE ADRhedged™	Energy
Toyota Motor Corporation ADRhedged™	Consumer Discretionary / Automobiles and Components
Vodafone Group Plc ADRhedged™	Communication Services / Telecommunication Services

Cyber-Security Risk

A Series, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting a Series or the Manager, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Series. For instance, cyber-attacks may interfere with the processing of Shareholder transactions, impact a Series ability to calculate NAV, cause the release of private Shareholder information or confidential business information, impede trading, subject the Series to regulatory fines or financial losses and/or cause reputational damage. A Series may also incur additional costs for cyber security risk management purposes. While a Series service providers have established business continuity plans, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, a Series cannot control the cyber-security plans and systems put in place by its service providers or any other third parties whose operations may affect the Series or its Shareholders. Similar types of cyber-security risks are also present for issuers or securities in which a Series may invest, which could result in material adverse consequences for such issuers and may cause the Series investment in such companies to lose value.

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Exclusion of Manager from Commodity Pool Operator Definition

With respect to the Series, the Manager has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Series, the Manager is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Series, among other things, to adhere to certain limits on their investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts. These limits do not apply to transactions used for bona fide hedging purposes, as defined by the CFTC. Because the Manager and the Series intend to comply with the terms of the CPO exclusion, the Series may, in the future, need to adjust their investment strategies, consistent with their investment objectives, to limit their investments in these types of instruments. The Series are not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Manager’s reliance on these exclusions, or the Series, their investment strategies or their prospectus.

Portfolio Turnover

The Series portfolio turnover may vary from year to year, as well as within a year. The overall reasonableness of brokerage commissions is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. In addition, the Series portfolio turnover level may adversely affect the ability of a Series to achieve its investment objective. “Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. In-kind subscriptions and redemptions are not included in the portfolio turnover calculations. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the Portfolio Turnover Rate. Instruments excluded from the calculation of portfolio turnover generally would include future contracts, swap agreements and option contracts in which the Series invest since such contracts generally have a remaining maturity of less than one year. ETFs, such as the Series may incur very low levels of portfolio turnover (or none at all in accordance with the SEC methodology described above) because of the way in which they operate and the way shares are created in Creation Units. However, a low or zero Portfolio Turnover Rate should not be assumed to be indicative of the amount of gains that the Series may or may not distribute to Shareholders, as the instruments excluded from the calculation described above may have generated taxable gains upon their sale or maturity.

The Series are newly organized and has not had any operations as of the date of this SAI.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a Portfolio Holdings Policy (“Policy”) designed to govern the disclosure of Series portfolio holdings and the use of material non-public information about Series holdings. The Policy applies to all officers, employees and agents of the Series, including the Manager. The Policy is designed to ensure that the disclosure of information about the Series portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Series.

As an ETF, information about the Series portfolio holdings is made available on a daily basis in accordance with the regulations of the Series Listing Exchange and other applicable SEC regulations, orders and no-action relief.  This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

Each Series will disclose on its website (www.adrhedged.com) at the start of each Business Day (as defined herein) the identities and quantities of the securities and other assets held by the Series that will form the basis of the Series calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings is publicly available at no charge.

Daily access to the Series portfolio holdings is permitted to personnel of the Manager, the Distributor and the Series administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Series. The Series Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

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The Series will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Series fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to Shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose the Series portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

MANAGEMENT

Trustees and Officers. The Trust is governed by the Board, which is responsible for protecting the interests of Shareholders. The trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Series and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience; (ii) qualifications; (iii) attributes; and (iv) skills.

Ms. Mary Lou H. Ivey.  Ms. Ivey has business experience as a practicing tax accountant from 1996 to 2021 and, as such, brings tax, budgeting and financial reporting skills to the Board. Currently, Ms. Ivey serves as the Chief Financial Officer for the Episcopal Church Building Fund since 2022 utilizing her financial knowledge and skills.

Ms. Laura V. Morrison has over 30 years of experience in leadership roles at global stock exchanges and asset managers. She has extensive knowledge of ETFs as well as mutual funds, having set the strategy and managed the product development, sales distribution and marketing teams at a leading provider. Ms. Morrison also guided the growth of several listing exchanges in the U.S. and Europe including NYSE & Cboe.

Mr. Theo H. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a partner of a real estate partnership and as an Account Administrator for a money management firm.

Dr. David J. Urban.  Dr. Urban is Dean Emeritus and Professor of Marketing at the Jones College of Business, Middle Tennessee State University. He earned a Ph.D. in Business Administration with a concentration in Marketing from the University of Michigan. Dr. Urban also holds a master’s degree in Psychology from the University of Michigan and an undergraduate degree in Commerce with a concentration in Marketing from the University of Virginia. His extensive career is marked by significant budget responsibility and accountability, with expertise in marketing, strategic planning, organizational leadership, and management contributing to the Board’s long-term goal setting.

The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Chairperson of the Board of Trustees is Ms. Ivey, who is not an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust also has an independent Audit Committee that allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize Shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to Shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions.

Investment companies such as the series, face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Series risks directly and through its officers. While day-to-day risk management responsibilities rest with the Series Chief Compliance Officer, investment managers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Series; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Series investment managers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Series; (5) engaging the services of the Chief Compliance Officer of the Series to monitor and test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Series financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment manager and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

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Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF SERIES IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Mary Lou H. Ivey 1958 Trustee	Indefinite, Since August, 2024	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), from 2008 to 2021.	17	Independent Trustee of World Funds Trust for the twenty-three series of that trust; Independent Trustee for ETF Opportunities Trust and the fifty series of that trust.
Laura V. Morrison 1966 Trustee	Indefinite, Since August, 2024	Owner, LVM Advisory LLC (consulting services to financial institutions) since 2024; Director and Member of Nominating and Governance Committee, Women in ETFs (not for profit) (2021 – present); Formerly, Chief Revenue Officer, Direxion (2022-2023); Senior Vice President, Global Head of Listings, Cboe Global Markets (2015-2022).	17	Independent Trustee of World Funds Trust for the twenty-three series of that trust; Independent Trustee for ETF Opportunities Trust and the fifty series of that trust.
Theo H. Pitt, Jr. 1936 Trustee	Indefinite, Since August, 2024	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997.	17

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust; World Funds Trust for the twenty-three series of that trust; Independent Trustee for ETF Opportunities Trust and the fifty series of that trust; and Starboard Investment Trust for the ten series of that trust; (all registered investment companies).

Dr. David J. Urban 1955 Trustee	Indefinite, Since August, 2024	Dean Emeritus (since 2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	17	Independent Trustee of World Funds Trust for the twenty-three series of that trust; Independent Trustee for ETF Opportunities Trust and the fifty series of that trust.

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OFFICERS WHO ARE NOT TRUSTEES

NAME, YEAR OF BIRTH AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David Bogaert 1963 President	Indefinite, Since August, 2024	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration), October 2013 – present.
Karen M. Shupe 1964 Treasurer and Principal Executive Officer	Indefinite, Since August, 2024	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald 1954 Assistant Treasurer and Principal Financial Officer	Indefinite, Since August, 2024	Managing Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively 1969 Secretary	Indefinite, Since August, 2024	Attorney, Practus, LLP (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Holly B. Giangiulio 1962 Assistant Secretary	Indefinite, Since August, 2024	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
Laura Wright 1972 Assistant Secretary	Indefinite, Since August, 2024	Manager, Fund Administration, Commonwealth Fund Services, Inc., August 2023 to present, Fund Administrator, Commonwealth Fund Services, Inc., 2016 to 2023.
J. Stephen King 1962 Assistant Secretary	Indefinite, Since August, 2024	Attorney, Practus, LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina 1968 Assistant Secretary	Indefinite, Since August, 2024	Counsel, Practus, LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.
Soth Chin 1966 Assistant Chief Compliance Officer	Indefinite, Since August, 2024	Managing Member of Fit Compliance, LLC (financial services compliance and consulting firm) since October 2016.
Julian G. Winters 1968 Chief Compliance Officer	Indefinite, Since August, 2024	Managing Member of Watermark Solutions, LLC (investment compliance and consulting firm) since March 2007.

The Board of Trustees oversees the Trust and certain aspects of the services provided by the Manager and the Series other service providers. Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

Board Committees

The Board of Trustees has established an Audit Committee, Nominating and Corporate Governance Committee and Qualified Legal Compliance Committee.

The Audit Committee of the Board is comprised of Ms. Ivey, Ms. Morrison, Mr. Pitt, and Dr. Urban. The functions of the Audit Committee are to meet with the Trust’s independent auditors to review the scope and findings of the annual audit, discuss the Trust’s accounting policies, discuss any recommendations of the independent auditors with respect to the Trust’s management practices, review the impact of changes in accounting standards on the Trust’s financial statements, recommend to the Board the selection of the independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board.

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The Nominating and Corporate Governance committee is comprised of Ms. Ivey, Ms. Morrison, Mr. Pitt, and Dr. Urban. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter, which is described in Exhibit C – the charter also describes the process by which Shareholders of the Trust may make Trustee nominations.

The Qualified Legal Compliance Committee is comprised of Ms. Ivey, Ms. Morrison, Mr. Pitt, and Dr. Urban. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to the appropriate remedial action in connection with any report of evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents.

Trustee Compensation. Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Each Trustee receives a retainer fee at the annualized rate of $10,000, paid quarterly. Because the Trust has not commenced operations, the Trustees did not receive any compensation for the period.

Trustee Ownership of Series Shares. The Series has not yet commenced operations as of the date of this SAI; therefore, no Trustee currently owns shares of any Series.

Policies Concerning Personal Investment Activities. The Trust and the Manager have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Series, for their own account.

The Codes of Ethics are on file with, and can be reviewed on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

Proxy Voting Policies. The Trust is required to disclose information concerning the Trust’s proxy voting policies and procedures to Shareholders. The Board has delegated to Manager the responsibility for decisions regarding proxy voting for securities held by the Series. The Manager will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board. The proxy voting policy for the Trust can be found in Exhibit A, the proxy voting policy of the Manager can be found in Exhibit B. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Series voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling 844-954-5333; (2) on or through the Series website at www.adrhedged.com; and (3) on the SEC’s Internet website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

 The Series are newly organized and as of the date of this SAI had no operations.

MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management.”

Investment Manager

Precidian Funds, LLC, a Delaware limited liability company, serves as investment manager to the Series and has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Management Agreement between the Trust and the Manager (“Management Agreement”). The Manager was organized in 2010 and is located at 301 S State Street, N002, Newtown, Pennsylvania 18940. Under the Management Agreement, the Manager, subject to the supervision of the Board, provides an investment program for the Series and is responsible for managing the investment of the Series assets in conformity with the stated investment policies of the Series. The Manager is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each of the Series.

In addition to providing management services, under the Management Agreement, the Manager also: (i) supervises all non-management operations of the Series; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Series; (iii) arranges for (a) the preparation of all required tax returns; (b) the preparation and submission of reports to existing Shareholders; (c) the periodic updating of prospectuses and statements of additional information; and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Series records; and (v) provides office space and all necessary office equipment and services.

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The Management Agreement will remain in effect for an initial two-year term from commencement of operations and will continue in effect with respect to each Series from year to year thereafter provided such continuance is specifically approved at least annually by: (i) the vote of a majority of the Series outstanding voting securities or a majority of the Trustees of the Trust; and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Management Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Management Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Series on 60 days’ written notice to the Manager or by the Manager on 60 days’ written notice to the Trust. The Trust has entered into a licensing agreement with the Manager pursuant to which the Trust may use the terms “Precidian” and “ADRhedged™” without payment of a fee to the Manager under the agreement, provided that the Manager continues to be the Series investment manager pursuant to an investment management agreement with the Trust.

Pursuant to the Management Agreement the Manager is entitled to receive a fee, payable monthly, at the annual rate based on a percentage of the Series average daily net assets as follows:

Series Name	Management Fee
Anheuser-Busch InBev SA/NV ADRhedged™	0.17%
AstraZeneca PLC ADRhedged™	0.17%
Banco Santander S.A. ADRhedged™	0.17%
BP p.l.c. ADRhedged™	0.17%
British American Tobacco p.l.c. ADRhedged™	0.17%
Diageo plc ADRhedged™	0.17%
GSK plc ADRhedged™	0.17%
HSBC Holdings plc ADRhedged™	0.17%
Mitsubishi UFJ Financial Group, Inc. ADRhedged™	0.17%
Novartis AG ADRhedged™	0.17%
Novo Nordisk A/.S (B Shares) ADRhedged™	0.17%
Shell plc ADRhedged™	0.17%
Sanofi ADRhedged™	0.17%
SAP SE ADRhedged™	0.17%
TotalEnergies SE ADRhedged™	0.17%
Toyota Motor Corporation ADRhedged™	0.17%
Vodafone Group Plc ADRhedged™	0.17%

From time to time, the Manager may waive all or a portion of its fees.

Portfolio Managers

As described in the prospectus, Daniel McCabe and Mark Criscitello serve as the Portfolio Managers for each Series and are responsible for the day-to-day management of the portfolios of the Series.

In addition to the Series, the Portfolio Managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of July 31, 2024:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Daniel McCabe	N/A	0	N/A	0	0	0	0
Mark Criscitello	N/A	0	N/A	0	0	0	0

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Potential Conflicts Of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager may manage portfolios having substantially the same investment style as the Series. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Series managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Series or make investment decisions that are similar to those made for the Series, both of which have the potential to adversely impact a Series depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the management fees paid by the Series, which can cause potential conflicts in the allocation of investment opportunities between a Series and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Portfolio Manager Compensation Structure” below). In addition, current trading practices do not allow the Manager to intentionally favor one portfolio over another as trades are executed as trade orders are received. Program trades created from the portfolio rebalance are executed at market on close.

Portfolio Manager Compensation Structure

Compensation for the portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives may be awarded from time to time. The annual incentive award is discretionary and is based on a quantitative and qualitative evaluation of each portfolio manager’s investment performance and contribution to his or her respective team plus the financial performance of the investment business unit and the Manager as a whole. The annual incentive award is not based on performance of a Series or the amount of assets held in a Series. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

Mr. McCabe and Mr. Criscitello will not be directly compensated for Portfolio Management of these Series.

Portfolio Manager Ownership of Securities

As of the date of this SAI, the Series have not commenced operations, and therefore, the Portfolio Managers do not beneficially own shares of any of the Series.

OTHER SERVICE PROVIDERS

Co-Administrator, Series Accountant, Transfer Agent and Custodian. The Bank of New York Mellon (“BNY Mellon”), 240 Greenwich Street, New York, New York 10286, serves as co-administrator, series accountant, transfer and services agent, and custodian of the Trust and Series (BNY Mellon may be referred to herein in such capacities, the “Custodian” or the “Transfer Agent,” as applicable). Pursuant to the Custody Agreement between BNY Mellon and the Trust, BNY Mellon has agreed to (1) make receipts and disbursements of money on behalf of the Series; (2) collect and receive all income and other payments and distributions on account of the Series portfolio investments; and (3) make periodic reports to the Series concerning the Series operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities. As Transfer Agent for the Series, the Transfer Agent has agreed to (1) issue and redeem Shares of the Series; (2) make dividend and other distributions to Shareholders of the Series; (3) respond to correspondence by Series Shareholders relating to its duties; (4) maintain Shareholder accounts; and (5) make periodic reports to the Series. As compensation for the foregoing services, BNY receives certain out-of-pocket costs, transaction fees and asset-based fees which are paid monthly by the Administrator. Pursuant to a Fund Administration and Accounting Agreement, BNY Mellon provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and the Series.

Co-Administrator. Pursuant to a Fund Services Agreement, Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (“CFS”) serves as the Series co-administrator. In its capacity as administrator, CFS supervises certain aspects of the operations of the Series except those performed by the Manager or BNY Mellon. CFS provides certain administrative services and facilities to the Series, including, among other responsibilities, assisting BNY Mellon and the other service providers in the preparation and filing of documents required for compliance by the Series with applicable laws and regulations and arranging for the maintenance of books and records of the Trust and the Series. In addition, CFS makes available the office space, equipment, personnel and facilities required to provide such services. CFS also provides persons satisfactory to the Board to serve as officers of the Trust. CFS receives an asset-based fee computed daily and paid monthly on the average daily net assets of the Series. Under the Fund Services Agreement, CFS has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) interest and tax expenses; (iii) dividend or distribution expenses; (iv) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (v) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act; (vi) non-routine or extraordinary expenses; and (vii) the management fees payable to the Manager. CFS may be reimbursed for such expenses by the Series other service providers, including the Manager.

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Distributor and Principal Underwriter. Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group), (the “Distributor”) the Series distributor, is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Additional Information About Purchases and Sales.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Series or which securities are to be purchased or sold by the Series.

Distribution Plan

The Trust has adopted a distribution and Shareholder service plan (the “Plan”) with respect to the Series in accordance with the provisions of Rule 12b-1 under the Investment Company Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. There is no current intention to charge such fees pursuant to the Plan. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the independent Trustees who have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Series. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Series may pay the Distributor or certain other parties an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor or the Series may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor or other parties without regard to the distribution expenses incurred by the Distributor or other parties or the amount of payments made to other financial institutions and intermediaries. The Manager pays the Distributor a fee for certain distribution related services. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the supervision of the Trustees of the Trust, the Trust may, directly or indirectly, engage in any activities primarily intended to result in the sale of Shares of the Series of the class(es) of Shares identified in Section 2(a) of this Plan, which activities may include, but are not limited to, the following:

(a)              payments to the Trust’s distributor (the “Distributor”) and to securities dealers and others in respect of the sale of Shares of the Series;

(b)              payment of compensation to and expenses of personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Shares of the Series or who render Shareholder support services not otherwise provided by the Trust’s transfer agent, administrator, or custodian, including but not limited to, answering inquiries regarding the Trust, processing Shareholder transactions, providing personal services and/or the maintenance of Shareholder accounts, providing other Shareholder liaison services, responding to Shareholder inquiries, providing information on Shareholder investments in the Shares of the Series, and providing such other distribution and Shareholder services as the Trust may reasonably request, arranging for bank wires, assisting Shareholders in changing dividend options, account designations and addresses, providing information periodically to Shareholders showing their positions in the Series, forwarding communications from the Series such as proxies, Shareholder reports, annual reports, and tax notices to Shareholders, processing purchase, exchange, and redemption requests from Shareholders and placing orders with the Series or its service providers;

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(c)              formulation and implementation of marketing and promotional activities, including, but  not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

(d)              preparation, printing and distribution of sales literature;

(e)              preparation, printing and distribution of prospectuses and statements of additional information and reports of the Trust for recipients other than existing Shareholders of the Trust;

(f)              obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Series investment objectives and policies and other information about the Series, including the performance of the Series;

(g)             obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable.

The Trust is authorized to engage in the activities listed above, and in any other activities primarily intended to result in the sale of Shares of the Series, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

The Manager and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Series. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Legal Counsel. Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust and the Series.

Independent Registered Public Accounting Firm

The Trustees have selected the firm of KPMG LLP, 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215, to serve as independent registered public accounting firm for the Series for the current fiscal year and to audit the annual financial statements of the Series, prepare the Series federal, state and excise tax returns, and consult with the Series on matters of accounting and federal and state income taxation.

The independent registered public accounting firm will audit the financial statements of the Series at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a Shareholder or a prospective investor requests it.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, the Manager is responsible for decisions to buy and sell securities for the Series, the selection of brokers and dealers to effect the transactions, which may be affiliates of the Manager, and the negotiation of brokerage commissions. The Series may execute brokerage or other agency transactions through registered broker-dealers who receive compensation for their services in conformity with the 1940 Act, the Exchange Act, and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in Nasdaq or over-the-counter securities and securities listed on an exchange) and agency Nasdaq or over-the-counter transactions executed with an electronic communications network or an alternative trading system.

The Series give primary consideration to obtaining the most favorable prices and efficient executions of transactions in implementing trading policy. Consistent with this policy, when securities transactions are traded on an exchange, the Series policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Manager believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Series from obtaining a high quality of brokerage services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Manager relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

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The Manager does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Manager does not consider sales of Shares by broker-dealers as a factor in the selection of broker-dealers to execute portfolio transactions.

Due to the unique nature of each Series as a grantor trust, certain aspects to the current hedging activities of each Series operations cannot be changed without adversely affecting the Series status as a grantor trust.  As a result, certain service providers, such as a Series trading counterparties, cannot be changed without affecting the Series tax status. Specifically, each Series counterparty for the Currency Hedge Contracts generally cannot be changed without affecting the Series tax status. The Manager will monitor the Currency Hedge Contracts to ensure the economics are reflective of market conditions.

Canadian Imperial Bank of Commerce will serve as the counterparty with each Series in connection with the Currency Hedge Contracts. In order to maintain the Series status as a grantor trust, the Manager will not seek price quotes from other potential counterparties. As a result, the Series may not always achieve the most favorable economics available in the market, although the Manager will monitor the Currency Hedge Contracts as described in the preceding paragraph.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on August 27, 2010, and has authorized capital of an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

Under Delaware law, the Trust is not required to hold an annual Shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust Shareholders. If requested by Shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of the Trust’s Shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust Shareholders. Shareholders holding two-thirds of Shares outstanding may remove Trustees from office by votes cast at a meeting of Trust Shareholders or by written consent.

All Shares are freely transferable; provided, however, that Shares may not be redeemed individually, but only in Creation Units. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional series, only Shares of that series may be entitled to vote on a matter affecting that particular series. Trust Shareholders are entitled to require the Trust to redeem Creation Units if such Shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the Series.

The Trust’s Declaration of Trust disclaims liability of the Shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification by the Trust for all loss and expense of the Series Shareholders held personally liable for the obligations of the Trust. The risk of a Trust’s Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Series itself would not be able to meet the Trust’s obligations and this risk should be considered remote. If a Series does not grow to a size to permit it to be economically viable, the Series may cease operations. In such an event, Shareholders may be required to liquidate or transfer their Shares at an inopportune time and Shareholders may lose money on their investment.

BOOK ENTRY ONLY SYSTEM

DTC acts as securities depository for the Shares. The Shares of the Series are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates are not issued for Shares.

DTC has advised the Trust as follows: DTC, the world’s largest securities depository, is a limited-purpose trust company organized under the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity issues, corporate and municipal debt issues and money market instruments (from over 100 countries). DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic computerized book-entry transfers and pledges in accounts of DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. DTC is a wholly-owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”). DTCC is the holding company for DTC, the NSCC and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. More specifically, DTCC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the NYSE Alternext US (formerly known as the American Stock Exchange LLC) (“Alternext”) and FINRA.

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Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it administers its book-entry system in accordance with its rules and bylaws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners receive from or through DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares are not entitled to have Shares registered in their names, do not receive or are entitled to receive physical delivery of certificates in definitive form and are not considered the registered holders of the Shares. Accordingly, each Beneficial Owner must rely on the procedures of DTC, DTC Participants and any Indirect Participants through which such Beneficial Owner holds its interests in order to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners are effected as follows. DTC makes available to the Trust upon request and for a fee to be charged to the Trust a listing of Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements. Beneficial Owners may wish to take certain steps to augment the transmission to them of notices of significant events with respect to Shares by providing their names and addresses to the DTC registrar and request that copies of notices be provided directly to them.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Alternext.

DTC rules applicable to DTC Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com and www.dtc.org.

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PURCHASE AND REDEMPTION OF CREATION UNITS

Creation

The Distributor processes purchase orders only on a day that the Exchange is open for trading (a “Business Day”). The Trust issues and sells Shares of a Series only in Creation Units on a continuous basis on any Business Day (the “Execution Date”) following the timely receipt on the Execution Date by the Distributor of a request to create Creation Units at the Shares’ NAV at the closing time of the regular trading session on the Exchange (“Closing Time”) (normally 4:00 p.m. Eastern Time) on the Execution Date.

If a Shareholder wants to create Creation Units at any time, the Series will create such Creation Units upon the contribution of (i) a pro rata amount of ADRs (“Deposit Securities”) or cash to purchase ADRs and (ii) a specified cash payment consisting of the pro rata amount of the Settlement Account (“Cash Component”), if any, calculated at the Closing Time on the Execution Date.

Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of Creation Units of a Series generally consists of the Deposit Securities and the Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Series Deposit,” which represents the minimum investment amount for a Creation Unit of the Series. Due to the unique nature of each Series, Deposit Securities will consist solely of ADRs of the relevant underlying issuer for each particular Series and/or cash to purchase the relevant amount of ADRs.

The Custodian through NSCC (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Procedures for Creation of Creation Units”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern Time), an estimate of the required number of Deposit Securities to be included in the Series Deposit (based on information at the Closing Time on the previous Business Day) for a Series. The actual Series Deposit, including Deposit Securities and the Cash Component, for a Creation Unit will be calculated at the close of business on the Execution Date.

The number of ADRs representing Deposit Securities required to create Creation Units for a Series changes from time to time as a result of corporate actions and permitted sales of ADRs by the Manager. In addition, the Trust reserves the right to permit the substitution of an amount of cash (i.e., a “Cash In Lieu Amount”) to replace all or a portion of the Deposit Securities that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason, provided in each case the Series can immediately purchase the required pro rata amount of ADRs using the Cash In Lieu Amount. Purchases of Deposit Securities for Creation Units principally or in part for cash, if permitted, shall be effected in essentially the same manner as in-kind purchases of Creation Units of the Series. The brokerage and related transaction costs associated with the purchase of Deposit Securities by the Series, in addition to the creation transaction fee for such Series, will be solely borne by the Authorized Participant (defined below).

In addition to the estimated number of ADRs constituting the Deposit Securities of the Series Deposit, the Custodian, through the NSCC, also makes available on each Business Day the estimated Cash Component per outstanding Creation Unit of the Series. However, the actual Series Deposit, including Deposit Securities and the Cash Component, for a Creation Unit will be calculated at the Closing Time on the Execution Date.

Procedures for Creation of Creation Units

All orders to create Creation Units must be placed with the Distributor either: (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” (i.e., a broker-dealer or other participant in the Clearing Process); or (2) outside the Clearing Process by a DTC Participant (see the section of this SAI entitled “Additional Information Concerning Shares — Book Entry Only System”). In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (a “Participant Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Series Shares, whether created through or outside the Clearing Process, are entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor processes orders to purchase Creation Units received by U.S. mail, telephone, facsimile and other electronic means of communication by the closing time of the regular trading session on the Exchange (“Closing Time”) (normally 4:00 p.m. Eastern Time) on the Execution Date, as long as they are in proper form. Mail is received periodically throughout the day. An order sent by U.S. mail is opened and time stamped when it is received. If an order to purchase Creation Units is received in proper form by the Closing Time on the Execution Date, then it will be processed at the Closing Time on the Execution Date, i.e., the next Business Day. Purchase orders received in proper form after the Closing Time will be deemed to be transmitted on the following Business Day (the “Deemed Execution Date”) and will be priced based on the NAV determined at the Closing Time on the Deemed Execution Date. Custom orders must be received by the Distributor no later than 3:00 p.m. Eastern Time on the Execution Date to be deemed properly tendered. A custom order may be placed by an Authorized Participant in the event that the Series permits the substitution of an amount of cash to replace some or all Deposit Securities which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason, provided in each case that the Series can immediately purchase the required pro rata amount of the Deposit Securities using such cash amount. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below in the sections of this SAI entitled “Purchase and Redemption of Creation Units—Placement of Creation Orders Using Clearing Process” and “Purchase and Redemption of Creation Units—Placement of Creation Orders Outside Clearing Process.”

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All orders to create Creation Units from investors who are not Authorized Participants shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Series have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Execution Date. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Execution Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Series Deposit. For more information about Clearing Process and DTC, see the sections of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Using the Clearing Process” and “Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Outside the Clearing Process.”

Placement of Creation Orders Through the Clearing Process

The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of NSCC. Series Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the Series Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Execution Date if: (1) such order is received by the Distributor not later than the Closing Time (or 3:00 p.m. Eastern Time in the case of a custom order) on such Execution Date; and (2) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process

Series Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of the Deposit Securities and Cash Component directly through DTC. The Series Deposit transfer must be ordered by the DTC Participant on the Business Day after the Execution Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Series by no later than 11:00 a.m. Eastern Time on the next Business Day following the Execution Date (“DTC Cut-Off-Time”).

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of Deposit Securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. Eastern Time on the next Business Day following the Execution Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Execution Date if: (1) such order is received by the Distributor not later than the Closing Time on such Execution Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day following the Execution Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day. The delivery of Creation Units so created will occur no later than the next Business Day following the Execution Date.

Additional transaction costs may be borne by Authorized Participants with respect to transactions effected through a DTC participant outside the Clearing Process and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See the section of this SAI entitled “Purchase and Sale of Creation Units—Creation—Creation Transaction Fee.”

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Acceptance of Orders for Creation Units

The Trust reserves the right to reject a creation order transmitted to it by the Distributor if: (1) the order is not in proper form; (2) the Deposit Securities or Cash Component delivered are not as required; (3) acceptance of the Series Deposit would, in the opinion of counsel, be unlawful; or (4) there exist circumstances outside the control of the Trust, the Custodian, the Distributor and the Manager that make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Manager, the Distributor, DTC, NSCC, the Custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of Creation Units and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order. The Trust, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Series Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of ADRs in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any such Deposit Securities to be delivered shall be determined by the Trust and the Trust’s determination shall be final and binding.

Creation Units typically are issued on a “T+1 basis” (that is, one Business Day after the Execution Date).

Creation Transaction Fee

Authorized Participants will be required to pay a fixed transaction fee (“Creation Transaction Fee”) of $250 for each creation order which represents the maximum transaction fee. Authorized Participants placing a creation order in whole or in part in cash will also be responsible for the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities. Investors are responsible for the costs of transferring the Deposit Securities to the account of the Trust.

Redemption

The process to redeem Creation Units is essentially the reverse of the process by which Creation Units are created, as described above. To redeem Shares directly from a Series, an investor must be an Authorized Participant or must redeem through an Authorized Participant. The Trust redeems Creation Units on a continuous basis through the Distributor at the Shares’ NAV determined at the Closing Time on the day the redemption order is received (“Redemption Date”), after receipt of an order in proper form. The Series will not redeem Shares in amounts less than Creation Units. Authorized Participants must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.

With respect to a Series, the Custodian, through NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern Time) on each Business Day, the approximate number of Deposit Securities that will be applicable to redemption requests received in proper form (as described below) on the Redemption Date. However, the actual Deposit Securities and Cash Component to be delivered upon a redemption request will be calculated at the Closing Time on the Redemption Date.

Unless cash redemptions are available or specified for a Series, the redemption proceeds for a Creation Unit will consist of (ii) a pro rata amount of ADRs and (ii) the Cash Component. Deposit Securities (including any portion of the Deposit Securities for which cash may be substituted) and the Cash Component, each as calculated as of the Closing Time on the Redemption Date, less a redemption transaction fee (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Redemption—Redemption Transaction Fee”) will be delivered upon redemption of Creation Units.

The right of redemption may be suspended or the date of payment postponed: (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Deposit Securities or determination of the Series NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

Placement of Redemption Orders Through the Clearing Process

Orders to redeem Creation Units through the Clearing Process must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements with an Authorized Participant for an order to redeem. An order to redeem Creation Units is deemed received by the Trust on the Redemption Date if: (1) such order is received by the Distributor not later than Closing Time on such Redemption Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the applicable Series calculated as of the Closing Time on the Redemption Date. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Distributor after Closing Time on the Redemption Date will be deemed to be received on the next Business Day immediately following the Redemption Date and will be effected at the NAV determined on the Redemption Date as of the Closing Time on such Business Day the order is deemed received. The requisite Deposit Securities and Cash Component will be transferred by the next Business Day following the Redemption Date.

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Placement of Redemption Orders Outside Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of the Deposit Securities and Cash Component directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Distributor on the Redemption Date if: (1) such order is received by the Distributor not later than Closing Time on such Redemption Date; (2) such order is accompanied or followed by the requisite number of Series Shares, which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off-Time; and (3) all other procedures set forth in the Participant Agreement are properly followed. After the Distributor receives an order for redemption outside the Clearing Process, the Distributor will initiate procedures to transfer the requisite Deposit Securities and Cash Component on the next Business Day following the Redemption Date.

The calculation of the value of the Deposit Securities and the Cash Component to be delivered upon redemption will be made by the Custodian according to the procedures set forth the section of this SAI entitled “Determination of Net Asset Value” computed as of the Closing Time on the Redemption Date. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant not later than Closing Time on the Redemption Date, and the requisite number of Series Shares are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Deposit Securities and the Cash Component to be delivered will be determined by the Custodian at the Closing Time on such Redemption Date. If, however, either: (1) the requisite number of Shares of the relevant Series are not delivered by the DTC Cut-Off-Time, as described above; or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Redemption Date. In such case, the value of the Deposit Securities and Cash Component to be delivered will be computed as of the Closing Time on the Business Day immediately following the Redemption Date provided that the Series Shares of the relevant Series are delivered through DTC to the Custodian by 11:00 a.m. Eastern Time on such day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Deposit Securities, the Trust may in its discretion exercise its option to redeem Series Shares in cash, and the redeeming Authorized Participant will be required to receive all redemption amounts in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Series Shares based on the NAV determined as of the Closing Time on the Redemption Date (minus a transaction fee which will include an additional charge for cash redemptions to offset the Series brokerage and other transaction costs associated with the disposition of Deposit Securities). Redemptions of Series Shares for Deposit Securities and the Cash Component will be subject to compliance with applicable federal and state securities laws and the Series (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Series Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Deposit Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Shareholder to complete an order form or to enter into agreements with respect to such redemptions.

Redemption Transaction Fee

Authorized Participants will be required to pay a fixed transaction fee (“Redemption Transaction Fee”) of $250 for each redemption order, which represents the maximum transaction fee.

Authorized Participants will also bear the costs of transferring the Deposit Securities from the Trust to their account or on their order.

Cash Creations and Redemptions

The Trust reserves the right to offer a “cash” option for creations or redemptions of all Series Shares. A cash creation would involve the delivery of cash in lieu of some or all Deposit Securities for such creation or redemption order. In each instance of such cash creations or redemptions, Authorized Participants placing creation or redemption orders will be responsible for Trust brokerage and other transaction costs associated with using cash to purchase or sell the requisite Deposit Securities. Authorized Participants will also be charged the Creation Transaction Fee or Redemption Transaction Fee. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

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For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act of 1933, as amended (the “ Securities Act”), must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an over-allotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Determination of Net Asset Value (NAV).”

The NAV per Share for the Series is computed by dividing the value of the net assets of the Series (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Series is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open.

In computing the Series NAV, the Series portfolio securities are valued based on market quotations.  When market quotations are not readily available for a portfolio security the Series must use such security’s fair value as determined in good faith in accordance with the Series Pricing and Valuation Guidelines which are approved by the Board of Trustees.

Portfolio Securities are generally valued at the last quoted sale price or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last quoted sale price or official closing price on the day of valuation, a security is valued at the mean of the bid and ask prices. The Currency Hedge Contract will be valued using the prevailing exchange rate of the relevant non-U.S. currency at the time that NAV is calculated. The exchange rate will be established by an independent pricing service approved by the Board.

If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Valuation Designee (as defined below) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees.  The Series may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Series portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Accordingly, the Series NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received upon the sale of the security or asset in an orderly transaction between market participants at the measurement date and time. Pursuant to Rule 2a-5, the Board has designated the Manager as the valuation designee (“Valuation Designee”) for the Series to perform fair value determinations relating to all Series investments. The Manager may carry out its designated responsibilities as Valuation Designee through a fair valuation committee and may apply fair valuation methodologies approved by the Board, or utilize prices or inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources that have been approved by the Board.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security.

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DISTRIBUTIONS

The Series typically earn income from ADR dividends, payments on the Currency Hedge Contract, fees from the sale of Portfolio Securities. All such income will be deposited into the account used to settle the Currency Hedge Contract (“Settlement Account”). Each Shareholder will be allocated yearly its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income generally will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both. To the extent a Series has assets in its Settlement Account in excess of 2% of the Series total assets on any quarterly distribution determination date, such Series will distribute such excess pro rata to its Shareholders. Such quarterly distribution determination date shall be on the last day of each calendar quarter (subject to the next business day in the case of a holiday or weekend) with payment occurring, if a payment is due, the next business day. Regarding the sale of Portfolio Securities, Portfolio Securities may be sold in such amounts only to cover then existing Series expenses and cash redemptions of Shares, which such expenses shall be immediately paid after the sale of such Portfolio Securities.

U.S. FEDERAL INCOME TAXES

The following discussion of the material U.S. federal income tax consequences generally applies to the purchase, ownership and disposition of Shares by a “U.S. Shareholder” (as defined below). The discussion below is based on the Code, Treasury Regulations promulgated under the Code and judicial and administrative interpretations of the Code, all as in effect on the date of this SAI. No assurance can be given that future legislation, regulations, court decisions and/or administrative pronouncements will not significantly change applicable law and materially affect the conclusions expressed herein, and any such change, even though made after a U.S. Shareholder has invested in a Series, could be applied retroactively.

The tax treatment of Shareholders may vary depending upon their own particular circumstances. Certain Shareholders, including banks, thrift institutions, certain other financial institutions, insurance companies, tax-exempt organizations, brokers and dealers in securities or currencies, certain securities traders, Shareholders holding Shares as a position in a “hedging,” “straddle,” “conversion” or “constructive sale” transaction (as those terms are defined in the authorities mentioned above), qualified pension and profit-sharing plans, individual retirement accounts, certain other tax-deferred accounts, U.S. expatriates, Shareholders whose “functional currency” is not the U.S. dollar, Shareholders subject to the U.S. federal alternative minimum tax, non-U.S. Shareholders and other Shareholders with special circumstances, may be subject to special rules not discussed below. In addition, the following discussion applies only to U.S. Shareholders who hold Shares as “capital assets.”. This discussion does not purport to be complete or to address all aspects of U.S. federal income taxation that may be relevant to a Shareholder in light of its particular circumstances. Moreover, the discussion below does not address the effect of any U.S. state, local or foreign tax law on any Shareholder. Shareholders are urged to consult their own tax advisors with respect to all U.S. federal, state, local and foreign tax law considerations potentially applicable to their investment in Shares.

For purposes of this discussion, a “U.S. Shareholder” is a beneficial owner of Shares that is:

●	An individual who is treated as a citizen or resident of the United States for U.S. federal income tax purposes;

●	A corporation or other entity treated as a corporation for U.S. federal income tax purposes that is created or organized in or under the laws of the United States, any state thereof or the District of Columbia;

●	An estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	A trust, if a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust.

For U.S. federal income tax purposes, the treatment of any partner in a partnership, including any entity treated as a partnership for U.S. federal income tax purposes, will generally depend upon the status of the partner and upon the activities of the partnership. Partnerships and partners in partnerships are urged to consult their own tax advisors about the U.S. federal income tax consequences of purchasing, owning and disposing of Shares.

The Series have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. There is no assurance that the IRS will agree with the conclusions set forth in this section. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership and disposition of Shares, as well as the tax consequences arising under the laws of any U.S. state, foreign country or other taxing jurisdiction.

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Tax Treatment of the Series

Each Series intends to qualify as a “grantor trust” for U.S. federal income tax purposes. There can be no assurance that the IRS will agree with this treatment, and it is possible that the IRS or another tax authority could assert a position contrary thereto and that a court could sustain that contrary position. As a “grantor trust” for U.S. federal income tax purposes, the Series will not pay U.S. federal income tax. Instead, the income and expenses of a Series will be allocated on a pro rata basis to Shareholders, and a Series will report its income, gains, losses and deductions to the IRS and Shareholders on that basis.

If a Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders. In addition, distributions would be taxable to Shareholders generally as ordinary dividends to the extent of the Series current and accumulated earnings and profits.

The grantor trust structure of each Series is intended to be treated as a widely held fixed investment trust (“WHFIT”), and should be subject to what is commonly referred to as the WHFIT Treasury Regulations. A WHFIT must satisfy certain detailed reporting requirements. Trustees of fixed investment trusts frequently do not know the identities of the beneficial owners of the trust interests and are unable to communicate tax information directly to them because trust interests often are held in street name, i.e., in the name of a middleman. The WHFIT Treasury Regulations provide rules that specifically require the sharing of tax information among trustees, middlemen, and beneficial owners of fixed investment trusts that meet the definition of a WHFIT. Each Series expects that it will exceed the yearly threshold for simplified WHFIT tax reporting. Therefore, each Series intends to provide the necessary information to middlemen so that they can provide yearly complex WHFIT tax reporting to U.S. shareholders. Prospective U.S. shareholders should understand that computing taxable income from a WHFIT investment may be different and more complicated than such computations for other investment types. Prospective U.S. shareholders should consult their own tax advisors to better understand how complex WHFIT reporting will affect the completion of their own tax returns.

Taxation of U.S. Shareholders

U.S. Shareholders generally will be treated, for U.S. federal income tax purposes, as if they directly own a pro rata share of the underlying assets held in the Series. U.S. Shareholders also will be treated as if they directly received their respective pro rata shares of a Series income, if any, regardless of whether they receive any distributions from the Series. U.S. Shareholders will also be treated as if they directly incurred their respective pro rata shares of the Series expenses. The income from Series assets that is reportable by a U.S. Shareholder is not reduced by amounts used to pay expenses of the Series. Instead, a U.S. Shareholder may deduct its respective pro rata share of each expense incurred by the Series to the same extent as if it directly incurred such expense. U.S. Shareholders that are individuals, estates or trusts, however, may be required to treat some or all of the expenses of the Series as miscellaneous itemized deductions. An individual U.S. Shareholder may not deduct miscellaneous itemized deductions for tax years beginning after December 31, 2017, and before January 1, 2026. For tax years beginning after December 31, 2025, an individual U.S. Shareholder may deduct certain miscellaneous itemized deductions only to the extent they exceed 2% of adjusted gross income. In addition, such deductions may be subject to phase-outs and other limitations under applicable provisions of the Code and Treasury Regulations and, if the U.S. Shareholder is an individual subject to the alternative minimum tax, may not be deductible at all. Generally, any cash distributed by a Series to a U.S. Shareholder is the net of cash income and expenses reported. There may be circumstances under which a U.S. Shareholder is required to recognize income for a taxable year with respect to the Series even if it does not receive a corresponding distribution from the Series.

In the case of a U.S. Shareholder that purchases Shares for cash, its initial tax basis in its pro rata share of the assets held by the Series at the time Shares are acquired will be equal to its cost of acquiring the Shares. In the case of a U.S. Shareholder that acquires its Shares by delivering Portfolio Securities and any cash to the Series, the delivery of the Portfolio Securities and any cash in exchange for the underlying assets represented by the Shares will not be a taxable event to the U.S. Shareholder, and the U.S. Shareholder’s tax basis and holding period for the U.S. Shareholder’s pro rata share of the assets held in the Series will be the same as its tax basis and holding period for the Portfolio Securities and any cash delivered by the U.S. Shareholder in exchange therefor.

When the Series sells Portfolio Securities, for example to pay expenses, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the U.S. Shareholder’s pro rata share of the amount realized by the Series upon the sale; and (ii) the U.S. Shareholder’s tax basis in its pro rata share of the Portfolio Securities that were sold, which gain or loss will generally be long-term or short-term capital gain or loss, depending upon whether the U.S. Shareholder has held its Shares for more than one year. A U.S. Shareholder’s tax basis in any Portfolio Securities sold by the Series generally will be determined by multiplying the U.S. Shareholder’s total basis for its share of all of the Portfolio Securities held in the Series immediately prior to the sale, by a fraction the numerator of which is the amount of Portfolio Securities sold and the denominator of which is the total amount of the Portfolio Securities held in the Series immediately prior to the sale. Immediately after any such sale, a U.S. Shareholder’s tax basis in its pro rata share of the Portfolio Securities remaining in the Series will equal its tax basis in its share of the total amount of the Portfolio Securities held in the Series immediately prior to the sale, less the portion of such basis allocable to its share of the Portfolio Securities that were sold.

On a sale or other disposition of Shares, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the amount realized on the sale of the Shares and (ii) the portion of its tax basis in its pro rata share of the Series assets that is attributable to the Shares disposed of, determined by multiplying the tax basis of its pro rata share of all of the assets held by the Series immediately prior to such sale or other disposition by a fraction the numerator of which is the number of Shares disposed of and the denominator of which is the total number of Shares it held immediately prior to such sale or other disposition. That gain or loss will generally be short-term capital gain or loss if the Shares were held for one year or less and long-term capital gain or loss if the Shares were held for more than one year. After any sale of fewer than all of U.S. Shareholder’s Shares, its tax basis in its pro rata share of the Series assets immediately after the sale of Shares generally will equal the tax basis in its pro rata share of the total amount of the assets of the Series immediately prior to the sale, less the portion of that tax basis that is taken into account in determining the amount of gain or loss recognized by the U.S. Shareholder upon the sale or other disposition.

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When a Series sells Series assets, for example to pay expenses, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the U.S. Shareholder’s pro rata share of the amount realized by the Series upon the sale and (ii) its tax basis for its pro rata share of the Series assets that were sold, which gain or loss will generally be long-term or short-term capital gain or loss, depending upon whether the U.S. Shareholder is treated as having held its share of the Series assets that were sold for more than one year. A U.S. Shareholder’s tax basis for its share of Series assets sold by the Series generally will be determined by multiplying the U.S. Shareholder’s total basis for its share of all of the assets held by the Series immediately prior to the sale by a fraction, the numerator of which is the amount of Series assets sold and the denominator of which is the total amount of assets held in the Series immediately prior to the sale. After any such sale, a U.S. Shareholder’s tax basis for its pro rata share of the Series remaining assets will be equal to its tax basis for its share of the total amount of the assets held in the Series immediately prior to the sale, less the portion of such basis allocable to its share of the Series assets that were sold.

A redemption of some or all of a U.S. Shareholder’s Shares in exchange for the underlying assets represented by the Shares redeemed generally will not be a taxable event to the U.S. Shareholder. The U.S. Shareholder’s tax basis in the assets received in the redemption generally will be the same as the U.S. Shareholder’s tax basis in the portion of its pro rata share of the assets held in the Series immediately prior to the redemption that is attributable to the Shares redeemed. This is determined by multiplying the U.S. Shareholder’s tax basis in its pro rata share of the assets held in the Series immediately prior to the redemption by a fraction, the numerator of which is the number of Shares redeemed and the denominator of which is the number of Shares held by the U.S. Shareholder immediately prior to the redemption. The U.S. Shareholder’s holding period with respect to the assets received should include the period during which the U.S. Shareholder held the Shares redeemed. A subsequent sale of the Portfolio Securities received by the U.S. Shareholder will be a taxable event.

Immediately after any sale or redemption of less than all of a U.S. Shareholder’s Shares, the U.S. Shareholder’s tax basis in its pro rata share of the assets held in the Series immediately after such sale or redemption generally will equal its tax basis for its share of the total amount of the assets held in the Series immediately prior to the sale or redemption, reduced by the portion of such basis that is attributable to the Shares sold or redeemed, as addressed above. The foregoing discussion assumes that all of a U.S. Shareholder’s Shares were acquired on the same date and at the same price per Share. If a U.S. Shareholder owns multiple lots of Shares (i.e., Shares acquired on different dates and/or at different prices), it is uncertain whether the U.S. Shareholder may use the “specific identification” rules that apply under Treasury Regulations Section 1.1012-1(c) with respect to sales of stock, in determining the amount, and the long-term or short-term character, of any gain or loss recognized by the U.S. Shareholder upon the sale of Portfolio Securities held by the Trust, upon the sale of any Shares by the U.S. Shareholder, or upon the sale by the U.S. Shareholder of any Portfolio Securities received by it upon the redemption of any of its Shares. The IRS could take the position that a U.S. Shareholder has a blended tax basis and holding period for its pro rata share of the underlying assets in the Series. However, there is no tax guidance on this point. U.S. Shareholders that hold multiple lots of Shares, or that are contemplating acquiring multiple lots of Shares, should consult their own tax advisors as to the determination of the tax basis and holding period for the underlying assets related to such Shares.

The Series are expected to hold the Portfolio Securities, the Currency Hedge Contract and the Settlement Account. It is possible that the Series will hold other assets and realize income different from those described in this section, in which case a U.S. Shareholder will have U.S. federal income tax consequences different from or in addition to those described in this section.

The Currency Hedge Contract is likely to be classified as a “Section 988 transaction” because it is a type of financial instrument in which the amount of the payout is determined by reference to the value of one or more “nonfunctional currencies.” The Series have not received nor requested any written guidance from the IRS regarding the tax classification of the Currency Hedge Contract as a “Section 988 transaction.”

Generally, gain or loss attributable to a Section 988 transaction is ordinary income or loss rather than capital gain or loss and is sourced to the country of residence of the taxpayer. There are, however, complex rules that may enable a U.S. Shareholder to elect to treat any such foreign currency gain or loss attributable to the Currency Hedge Contract as capital gain or loss. Note there is very limited guidance with respect to the application of the Section 988 rules to a “grantor trust,” such as the Series, and there is no assurance that the IRS would respect an election made by a U.S. Shareholder (as opposed to an election by a Series) to treat any foreign currency gain or loss as capital gain or loss. The IRS, however, has historically taken and continues to take the position that a “grantor trust,” such as the Series, for most purposes is treated as inseparable from its owner or owners for U.S. federal income tax purposes. Accordingly, because a U.S. Shareholder is deemed for U.S. federal income tax purposes to be a proportionate owner of the Currency Hedge Contract, it may be entitled to make an election to treat any income or loss from the Currency Hedge Contract as capital gain or loss. There are very specific requirements that must be met to satisfy the capital gain or loss election described above including concurrent identification requirements under applicable Treasury Regulations. U.S. Shareholders are strongly urged to consult their own tax advisors prior to investing in a Series to determine whether they can satisfy the election requirements, to take the necessary steps to make timely elections, and to understand the tax consequences of the income or loss attributable to the Currency Hedge Contract. Note that the Series will not make an election to treat any foreign currency gain or loss as capital gain or loss.

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Dividends received by the Series will be taxed to an individual U.S. Shareholder at the same U.S. federal income tax rates that apply to long-term capital gains, provided the dividends are qualifying dividends and certain holding period requirements are satisfied. Dividends that do not meet these requirements are generally taxed at ordinary income rates. Gains recognized by non-corporate U.S. Shareholders from a Series sale of Portfolio Securities treated as held for more than one year by the U.S. Shareholder are taxed at the maximum rate applicable to long-term capital gains.

Certain non-corporate U.S. Shareholders are required to pay a 3.8% tax on the lesser of the excess of their modified adjusted gross income over a threshold amount or their “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property. This tax is in addition to any regular U.S. federal income taxes due on such investment income. U.S. Shareholders are urged to consult their own tax advisors regarding the effect this law may have on an investment in the Shares.

A corporate U.S. Shareholder generally will not be entitled to the dividends-received deduction with respect to any dividends received by a Series, because the dividends-received deduction is generally not available for dividends received from most foreign corporations.

Under the “wash sale” rules, a U.S. Shareholder may not be able to deduct a loss on the Series disposition of Portfolio Securities. As a result, it may be required to recognize income greater than the total cash actually received from the Series during the taxable year.

U.S. Shareholders will be required to recognize gain or loss upon a sale of Series assets (as discussed above), even though some or all of the proceeds of such sale are used to pay Series expenses. Generally, for U.S. federal income tax purposes, a U.S. Shareholder must take into account its full pro rata share of the Series income, even if some of that income is used to pay Series expenses.

Any brokerage or other transaction fees incurred by a U.S. Shareholder in purchasing Shares will be treated as part of its tax basis in the underlying assets of a Series. Similarly, any brokerage fee incurred by a U.S. Shareholder in selling Shares will reduce the amount realized by it with respect to the sale.

The Series will file certain information returns with the IRS, and provide certain tax-related information to Shareholders, in connection with the Series. The Series will make information available that will enable brokers and custodians through which Shareholders hold Shares to prepare and, if required, to file certain information returns (e.g., Form 1099) with the IRS. To the extent required by applicable Treasury Regulations, each Shareholder will be provided with information regarding its allocable portion of the Series annual income, expenses, gains and losses (if any). A U.S. Shareholder may be subject to U.S. backup withholding tax in certain circumstances unless it provides its taxpayer identification number and complies with certain certification procedures. The amount of any backup withholding will be allowed as a credit against a U.S. Shareholder’s U.S. federal income tax liability and may entitle it to a refund, provided that the required information is furnished to the IRS.

This discussion of “U.S. Federal Income Taxes” is for general information only and is not tax advice. All investors should consult their own tax advisers as to the U.S. federal, state, local and foreign tax provisions applicable to them.

FINANCIAL STATEMENTS

KPMG LLP, located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215, serves as independent registered public accounting firm to the Trust and will perform the annual audit of the financial statements of the Series. The Series are newly organized and as of the date of this SAI had no operations.

OTHER INFORMATION

The Series are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Series particularly or the ability of the Series to achieve their objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Series.

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For purposes of the 1940 Act, the Series are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Series beyond those limitations.

Shareholder inquiries may be made by writing to the Trust at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

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EXHIBIT A

Precidian ETFs Trust

PROXY VOTING POLICY AND PROCEDURES

The Precidian ETFs Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (“Series”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Series’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment adviser of the Trust (the “Manager”), as the entity that selects the individual securities that comprise each Series’ portfolio, is the most knowledgeable and best suited to make decisions on how to vote proxies of portfolio companies held by that Series. The Trust shall therefore defer to, and rely on, the Manager to make decisions on how to cast proxy votes on behalf of such Series.

The Trust hereby designates the Manager of the Trust as the entity responsible for exercising proxy voting authority with regard to securities held in each Series’ investment portfolio. Consistent with its duties under this Policy, the Manager shall monitor and review corporate transactions of corporations in which a Series has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Series under the Proxy Rule and the 1940 Act. The Manager shall perform these duties in accordance with the Manager’s proxy voting policy, a copy of which shall be presented to this Board for its review. The Manager shall promptly provide the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, the Manager may be asked to cast a proxy vote that presents a conflict between the interests of a Series’ shareholders, and those of the Manager or an affiliated person of the Manager. In such case, the Manager is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how a Series’ vote will be cast. In the event that the Board is required to vote a proxy because the Manager has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Manager’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Manager of its final decision on the matter and the Manager shall vote in accordance with the Board’s decision.

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Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If the Trust or each Series has a website, the Trust or Series may post a copy of the Manager’s proxy voting policy and the Trust’s Policy on such website. Effective July 1, 2024, each Series is required to post to its website, either each Series’ proxy voting record for the most recent reporting period, or a link to the Edgar filing of the report. In addition, a copy of such policies and of each Series’ proxy voting record shall also be made available, without charge, upon request of any shareholder of a Series, by calling the Trust’s toll-free telephone number as printed in the Series’ prospectus. The Trust’s administrator shall reply to any Series shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

The Manager shall provide a complete voting record, as required by the Proxy Rule, for each Series of the Trust, to the Trust’s administrator within 30 days following the end of each 12-month period ending June 30. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

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EXHIBIT B

PRECIDIAN FUNDS

PROXY VOTING POLICY AND PROCEDURES

Precidian Funds LLC (the “Adviser”) shall vote proxies related to securities held in our clients’ portfolios in the best interest of our clients. All references in these Proxy Voting Policies and Procedures are limited solely to clients for which we have agreed to vote such proxies. A client may reserve to itself the right to vote proxies.

The Adviser’s authority to vote the proxies of certain clients is established by advisory contracts or comparable documents.

The Investment Advisers Act of 1940, as amended (the “Advisers Act”), requires us to act solely in the best interest of our clients at all times. We have adopted and implemented these Proxy Voting Policies and Procedures which we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act.

Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders. Specifically, proxy votes generally will be cast in favor of proposals that:

●	maintain or strengthen the shared interests of stockholders and management;

●	increase shareholder value; and

●	maintain or increase shareholder rights generally.

Proxy votes will generally be cast against proposals having the opposite effect of the above interests. Where we perceive that a management proposal, if approved, would tend to limit or reduce the market value of the company’s securities, we will generally vote against it. We believe that means for ensuring management accountability to shareholders, in the rare cases where the means are threatened, must not be compromised.

We generally support shareholder rights and recapitalization measures undertaken unilaterally by boards of directors properly exercising their responsibilities and authority, unless such measures could have the effect of reducing shareholder rights or potential shareholder value. In cases where shareholder proposals challenge such actions, our voting position will generally favor not interfering with the directors’ proper function in the interest of all shareholders.

We believe that proposals addressing strictly social or political issues are not relevant to the goal of maximizing the return on funds under our management. We will generally vote against such proposals but will consider supporting proposals that seek to protect shareholder rights or minimize risks to shareholder value.

We may delegate our responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that we retain final authority and fiduciary responsibility for proxy voting. If we delegate our responsibilities, we shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

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We have contracted with a third-party proxy firm (“Proxy Advisory Firm”) to provide such proxy voting support. Under the terms of our arrangement with Proxy Advisory Firm, we inform Proxy Advisory Firm, in advance, as to how we intend for certain issues to be voted. Proxy Advisory Firm has categorized common proxy voting issues and we can instruct Proxy Advisory Firm to vote either for or against a particular type of proposal or we can instruct Proxy Advisory Firm to seek specific instruction from us with respect to that particular type of proposal on a case-by-case basis (“Voting Instructions”). We have carefully considered each of the categories of issues presented by Proxy Advisory Firm and have determined which issues we will generally support, which we will generally oppose and which we will vote on a case by case basis after careful evaluation of the issue(s) presented. A basic discussion of our proxy voting philosophies is incorporated into these Proxy Voting Policies and Procedures. We will review our standing Voting Instructions annually. We may alter our standing Voting Instructions at any time and, from time to time, Proxy Advisory Firm may ask us to provide Voting Instructions for additional categories of proxy issues.

Votes will be cast by Proxy Advisory Firm in a timely fashion. Proxy Advisory Firm receives all proxy statements, sorts the proposals according to their categories and votes the proxies according to our Voting Instructions. Proposals for which a voting decision has been predetermined are automatically voted by Proxy Advisory Firm pursuant to the Voting Instructions. We inform Proxy Advisory Firm as to how other proposals are to be voted through Proxy Advisory Firm’s website.

To the extent that a proxy contains a “case-by-case” issue which will not be voted by Proxy Advisory Firm according to our pre-determined Voting Instructions, we review the proxy to assess the extent, if any, to which there may be a material conflict between the interests of our clients on the one hand and our interests (including those of our affiliates, directors, officers, employees and other similar persons) on the other hand (a “potential conflict”). We perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If we determine that a potential conflict may exist, it shall be reported to our Proxy Voting Committee. The Proxy Voting Committee shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of our clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, the Proxy Voting Committee may resolve a potential conflict in any of the following manners:

●	We may disclose the potential conflict to our clients and obtain the consent of each of our clients before voting such securities pro-rata in accordance with the interests of our clients; or

●	We may engage an independent third-party to determine how the proxy should be voted.

We will use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of our senior portfolio managers actually knew or reasonably should have known of the potential conflict.

We may abstain from voting a client proxy if we conclude that the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

We may abstain from voting a client proxy for cost reasons (e.g, costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we will weigh the costs and benefits of voting proxy proposals and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision takes into account the effect that the vote of our clients, either by itself or together with other votes, is expected to have on the value of our client’s investment and whether this expected effect would outweigh the cost of voting. In such circumstances, evidence of such determination will be documented and retained.

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To the extent a mutual fund or ETF client invests in shares of other investment companies in accordance with the requirements under Rule 12d1-4 and the safe harbor provisions of Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the Adviser will vote proxies with respect to such investment company securities in the same proportion as the vote of all other holders of such securities.

Unless otherwise directed by a client in writing, we are responsible for voting all proxies related to securities that we manage for clients with respect to which we have accepted proxy voting responsibility in writing. A client may from time to time direct us in writing to vote proxies in a manner that is different from the guidelines set forth in these Proxy Voting Policies and Procedures. We will follow such written direction for proxies received after our receipt of such written direction.

We shall maintain certain records required by applicable law in connection with proxy voting activities and shall provide proxy voting information to a client for which we are responsible for voting proxies upon written request. We shall keep the following records in an easily accessible place for a period of at least five years, the first two years in our offices:

●	Our Proxy Voting Policies and Procedures;

●	Proxy statements received for client securities (we may rely on filings made on the Securities and Exchange Commission’s EDGAR system to maintain this record);

●	Records of each vote cast on behalf of clients;

●	Records of written client requests for proxy voting information and any written responses by us to any client requests for such information; and

●	Documents prepared by us that were material to making a proxy voting decision or that memorialized the basis for a voting decision.

Proxy votes on behalf of mutual funds and ETFs are disclosed annually on their respective Form N-PX. The most recently filed report on Form N-PX shall be posted on the website beginning the same day it files such information with the SEC. Clients should contact us in writing to obtain information about how we voted proxies with respect to their securities and to request a copy of our Proxy Voting Policies and Procedures at:

Precidian Funds LLC

301 S State Street, Suite N002

Newtown, PA 18940

Our Proxy Voting Policies and Procedures will be reviewed annually. The Proxy Voting Committee will review present procedures and past decisions with the aim of developing the most coherent and understandable proxy voting policy possible. We believe that a careful and continually evolving policy is indispensable to the task of discharging our fiduciary duties as an investment advisor.

These Proxy Voting Policies and Procedures may be amended at any time by the Adviser, provided that material changes that affect proxy voting for mutual fund or ETF clients shall be ratified by the Board of Trustees of such fund within four (4) months of adoption by the Adviser.

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EXHIBIT C

NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

PRECIDIAN ETFs TRUST

Nominating and Corporate Governance Committee Membership

1.	The Nominating and Corporate Governance Committee of Precidian ETFs Trust (the “Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.	The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have and affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3.	The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter periodically as needed and recommend any changes to the full Board of Trustees.

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APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

PRECIDIAN ETFS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.	Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

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PART C. OTHER INFORMATION

Item 28. Exhibits

Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Articles of Incorporation

	(1)	Certificate of Trust – Filed herewith

	(2)	Certificate of Amendment to Certificate of Trust – Filed herewith

	(3)	Second Amended and Restated Declaration of Trust effective August 22, 2024 – Filed herewith

(b)	Amended B-laws

	(1)	Amended Bylaws effective August 22, 2024 – Filed herewith

(c)	Instruments Defining Rights of Security Holders

	(1)	Second Amended and Restated Declaration of Trust: Articles III, V, and VI defines the rights of holders of the securities being registered. (Certificates for units are not issued.) – see Exhibit 28(a)2

(d)	Investment Advisory Agreements

	(1)	Investment Management Agreement between the Registrant and Precidian Funds, LLC – Filed herewith

(e)	Underwriting Contracts

	(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC – Filed herewith.

	(2)	Form of Precidian ETFs Trust Authorized Participant Agreement – Filed herewith

(f)	Bonus or Profit Sharing Contracts – Not Applicable

(g)	Custodian Agreements

	(1)	Custody Agreement between the Registrant and The Bank of New York Mellon – Filed herewith.

(h)	Other Material Contracts

	(1)	Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon – Filed herewith.

	(2)	Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon – Filed herewith.

	(3)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. - Filed Herewith

(i)	Legal Opinion

(1) Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to all series of the Precidian ETFs Trust dated September 20, 2024 – Filed herewith

(j)	Other Opinions - None

(k)	Omitted Financial Statements – Not Applicable

(l)	Initial Capital Agreement - To be filed by Amendment

(m)	Rule 12b-1 Plan

(1) Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 of the Registrant – Filed herewith

(n)	Rule 18f-3 Plan – Not Applicable

(o)	Reserved.

(p)	Codes of Ethics

(1) Code of Ethics of Registrant – Filed herewith

(2) Code of Ethics of Precidian Funds, LLC dated August 5, 2025 – Filed herewith

(q)	Other

(1) Power of Attorney for Mary Lou Ivey, David J. Urban, Theo H. Pitt and Laura V. Morrison dated August 22, 2024 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 169 on Form N-1A filed on August 27, 2024.

Item 29. Persons Controlled By or Under Common Control With Registrant

Not Applicable.

Item 30. Indemnification

See Article VIII, Section 5 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 32.	Principal Underwriters

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	Absolute Shares Trust

4.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
6.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
7.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
8.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
9.	AdvisorShares Trust
10.	AFA Private Credit Fund
11.	AGF Investments Trust
12.	AIM ETF Products Trust
13.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
14.	AlphaCentric Prime Meridian Income Fund
15.	American Century ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	ARK ETF Trust
21.	ARK Venture Fund
22.	Bitwise Funds Trust
23.	Bluestone Community Development Fund
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos ETF Trust
34.	Calamos Global Dynamic Income Fund
35.	Calamos Global Total Return Fund
36.	Calamos Strategic Total Return Fund
37.	Carlyle Tactical Private Credit Fund
38.	Cascade Private Capital Fund
39.	Catalyst Strategic Income Opportunities Fund
40.	Center Coast Brookfield MLP & Energy Infrastructure Fund
41.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
42.	Clifford Capital International Value Fund, Series of World Funds Trust
43.	Clifford Capital Partners Fund, Series of World Funds Trust
44.	Cliffwater Corporate Lending Fund
45.	Cliffwater Enhanced Lending Fund
46.	Cohen & Steers Infrastructure Fund, Inc.
47.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
48.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
49.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
50.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
51.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
52.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
53.	Davis Fundamental ETF Trust
54.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
55.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
56.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
57.	Defiance Quantum ETF, Series of ETF Series Solutions
58.	Denali Structured Return Strategy Fund
59.	Direxion Funds
60.	Direxion Shares ETF Trust
61.	Dividend Performers ETF, Series of Listed Funds Trust

62.	Dodge & Cox Funds
63.	DoubleLine ETF Trust
64.	DoubleLine Income Solutions Fund
65.	DoubleLine Opportunistic Credit Fund
66.	DoubleLine Yield Opportunities Fund
67.	DriveWealth ETF Trust
68.	EIP Investment Trust
69.	Ellington Income Opportunities Fund
70.	ETF Opportunities Trust
71.	Evanston Alternative Opportunities Fund
72.	Exchange Listed Funds Trust
73.	Exchange Place Advisors Trust
74.	FlexShares Trust
75.	Forum Funds
76.	Forum Funds II
77.	Forum Real Estate Income Fund
78.	Goose Hollow Enhanced Equity ETF, Series of Collaborative Investment Series Trust
79.	Goose Hollow Multi-Strategy Income ETF, Series of Collaborative Investment Series Trust
80.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
81.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
82.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
83.	Guinness Atkinson Funds
84.	Harbor ETF Trust
85.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
88.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
89.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
90.	IDX Funds
91.	Innovator ETFs Trust
92.	Ironwood Institutional Multi-Strategy Fund LLC
93.	Ironwood Multi-Strategy Fund LLC
94.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
95.	John Hancock Exchange-Traded Fund Trust
96.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
97.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
98.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
99.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
100.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
101.	Manor Investment Funds
102.	Milliman Variable Insurance Trust
103.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
104.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
105.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
106.	Mohr Industry Nav ETF, Series of Collaborative Investment Series Trust
107.	Mohr Sector Nav ETF, Series of Collaborative Investment Series Trust
108.	Morgan Stanley ETF Trust
109.	Morningstar Funds Trust
110.	Mutual of America Investment Corporation
111.	NEOS ETF Trust
112.	Niagara Income Opportunities Fund
113.	NXG Cushing® Midstream Energy Fund
114.	Opal Dividend Income ETF, Series of Listed Funds Trust
115.	OTG Latin American Fund, Series of World Funds Trust
116.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
117.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
119.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

120.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
121.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
122.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
123.	Palmer Square Opportunistic Income Fund
124.	Partners Group Private Income Opportunities, LLC
125.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
126.	Performance Trust Short Term Bond ETF, Series of Trust for Professional Managers
127.	Perkins Discovery Fund, Series of World Funds Trust
128.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
129.	Plan Investment Fund, Inc.
130.	Point Bridge America First ETF, Series of ETF Series Solutions
131.	Preferred-Plus ETF, Series of Listed Funds Trust
132.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
133.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
134.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
135.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
136.	Renaissance Capital Greenwich Funds
137.	Reynolds Funds, Inc.
138.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
139.	RiverNorth Patriot ETF, Series of Listed Funds Trust
140.	RMB Investors Trust
141.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
142.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
143.	Roundhill Alerian LNG ETF, Series of Listed Funds Trust
144.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
145.	Roundhill Cannabis ETF, Series of Listed Funds Trust
146.	Roundhill ETF Trust
147.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
148.	Roundhill S&P Global Luxury ETF, Series of Listed Funds Trust
149.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
150.	Roundhill Video Games ETF, Series of Listed Funds Trust
151.	Rule One Fund, Series of World Funds Trust
152.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
153.	Six Circles Trust
154.	Sound Shore Fund, Inc.
155.	SP Funds Trust
156.	Sparrow Funds
157.	Spear Alpha ETF, Series of Listed Funds Trust
158.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
159.	STF Tactical Growth ETF, Series of Listed Funds Trust
160.	Strategic Trust
161.	Strategy Shares
162.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
163.	Syntax ETF Trust
164.	Tekla World Healthcare Fund
165.	Tema ETF Trust
166.	The 2023 ETF Series Trust
167.	The 2023 ETF Series Trust II
168.	The Community Development Fund
169.	The Finite Solar Finance Fund
170.	The Private Shares Fund
171.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
172.	Third Avenue Trust
173.	Third Avenue Variable Series Trust
174.	Tidal ETF Trust
175.	Tidal Trust II
176.	Tidal Trust III
177.	TIFF Investment Program

178.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
179.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
180.	Timothy Plan International ETF, Series of The Timothy Plan
181.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
182.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
183.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
184.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
185.	Total Fund Solution
186.	Touchstone ETF Trust
187.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
188.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
189.	TrueShares Active Yield ETF, Series of Listed Funds Trust
190.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
196.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
197.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
198.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
199.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
200.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
201.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
202.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
203.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
204.	U.S. Global Investors Funds
205.	Union Street Partners Value Fund, Series of World Funds Trust
206.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
207.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
208.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
209.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
210.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
211.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
212.	VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II
213.	VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II
214.	VictoryShares Corporate Bond ETF, Series of Victory Portfolios II
215.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
216.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
217.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
218.	VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II
219.	VictoryShares Hedged Equity Income ETF, Series of Victory Portfolios II
220.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
221.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
222.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
223.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
224.	VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II
225.	VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II
226.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
227.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
228.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
229.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
230.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
231.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
232.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
233.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
234.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
235.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II

236.	VictoryShares WestEnd Economic Cycle Bond ETF, Series of Victory Portfolios II
237.	VictoryShares WestEnd Global Equity ETF, Series of Victory Portfolios II
238.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
239.	Volatility Shares Trust
240.	West Loop Realty Fund, Series of Investment Managers Series Trust
241.	Wilshire Mutual Funds, Inc.
242.	Wilshire Variable Insurance Trust
243.	WisdomTree Digital Trust
244.	WisdomTree Trust
245.	WST Investment Trust
246.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Adviser	Precidian Funds LLC, 301 S. State Street, Suite N002, Newtown, PA 18940

b)	Administrator, Fund Accountant, Custodian, Transfer Agent	The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286

c)	Co-Administrator	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

d)	Distributor	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 173 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 20th day of September, 2024.

PRECIDIAN ETFS TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 173 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*David J. Urban	Trustee	September 20, 2024

*Mary Lou H. Ivey	Trustee	September 20, 2024

*Theo H. Pitt, Jr.	Trustee	September 20, 2024

*Laura V. Morrison	Trustee	September 20, 2024

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	September 20, 2024
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	September 20, 2024
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney Filed herewith

EXHIBITS

(a)(1)	Certificate of Trust
(a)(2)	Certificate of Amendment to Certificate of Trust
(a)(3)	Second Amended and Restated Declaration of Trust effective August 22, 2024
(b)(1)	Amended Bylaws effective August 22, 2024
(d)(1)	Investment Management Agreement between the Registrant and Precidian Funds, LLC
(e)(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC
(e)(2)	Form of Precidian ETFs Trust Authorized Participant Agreement
(g)(1)	Custody Agreement between the Registrant and The Bank of New York Mellon
(h)(1)	Transfer Agency and Services Agreement between the Registrant and The Bank of New York Mellon
(h)(2)	Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon
(h)(3)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc.
(i)(1)	Legal Opinion
(m)(1)	Distribution and Shareholder Services Plan of the Registrant
(p)(1)	Code of Ethics of the Registrant
(p)(2)	Code of Ethics of Precidian Funds, LLC